UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2023

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

VanEck Funds

CM Commodity Index Fund

Emerging Markets Bond Fund

Emerging Markets Fund

Emerging Markets Leaders Fund

Environmental Sustainability Fund

Global Resources Fund

International Investors Gold Fund

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2022.

VANECK FUNDS

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

1

VANECK FUNDS

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Funds

July 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”.3 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://www.vaneck.com/us/en/subscribe/

2

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
CM Commodity Index Fund
Class A
Actual	$1,000.00	$950.10	0.95%	$4.59
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class I
Actual	$1,000.00	$952.00	0.65%	$3.15
Hypothetical (b)	$1,000.00	$1,021.57	0.65%	$3.26
Class Y
Actual	$1,000.00	$951.80	0.70%	$3.39
Hypothetical (b)	$1,000.00	$1,021.32	0.70%	$3.51
Emerging Markets Bond Fund
Class A
Actual	$1,000.00	$1,059.30	1.27%	$6.48
Hypothetical (b)	$1,000.00	$1,018.50	1.27%	$6.36
Class I
Actual	$1,000.00	$1,060.10	0.94%	$4.80
Hypothetical (b)	$1,000.00	$1,020.13	0.94%	$4.71
Class Y
Actual	$1,000.00	$1,061.30	1.00%	$5.11
Hypothetical (b)	$1,000.00	$1,019.84	1.00%	$5.01
Emerging Markets Fund
Class A
Actual	$1,000.00	$1,042.40	1.62%	$8.20
Hypothetical (b)	$1,000.00	$1,016.76	1.62%	$8.10
Class C
Actual	$1,000.00	$1,037.00	2.52%	$12.73
Hypothetical (b)	$1,000.00	$1,012.30	2.52%	$12.57
Class I
Actual	$1,000.00	$1,045.90	1.02%	$5.17
Hypothetical (b)	$1,000.00	$1,019.74	1.02%	$5.11
Class Y
Actual	$1,000.00	$1,044.80	1.12%	$5.68
Hypothetical (b)	$1,000.00	$1,019.24	1.12%	$5.61
Class Z
Actual	$1,000.00	$1,045.70	0.92%	$4.67
Hypothetical (b)	$1,000.00	$1,020.23	0.92%	$4.61
Emerging Markets Leaders Fund
Class A
Actual	$1,000.00	$1,050.90	1.45%	$7.37
Hypothetical (b)	$1,000.00	$1,017.60	1.45%	$7.25
Class I
Actual	$1,000.00	$1,054.30	0.85%	$4.33
Hypothetical (b)	$1,000.00	$1,020.58	0.85%	$4.26
Class Y
Actual	$1,000.00	$1,053.30	0.95%	$4.84
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Z
Actual	$1,000.00	$1,054.80	0.75%	$3.82
Hypothetical (b)	$1,000.00	$1,021.08	0.75%	$3.76
4

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Environmental Sustainability Fund
Class A
Actual	$1,000.00	$1,065.80	1.25%	$6.40
Hypothetical (b)	$1,000.00	$1,018.60	1.25%	$6.26
Class I
Actual	$1,000.00	$1,067.40	0.95%	$4.87
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Y
Actual	$1,000.00	$1,066.90	1.05%	$5.38
Hypothetical (b)	$1,000.00	$1,019.59	1.05%	$5.26
Global Resources Fund
Class A
Actual	$1,000.00	$944.90	1.38%	$6.65
Hypothetical (b)	$1,000.00	$1,017.95	1.38%	$6.90
Class C
Actual	$1,000.00	$941.10	2.20%	$10.59
Hypothetical (b)	$1,000.00	$1,013.88	2.20%	$10.99
Class I
Actual	$1,000.00	$947.10	0.95%	$4.59
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Y
Actual	$1,000.00	$946.30	1.13%	$5.45
Hypothetical (b)	$1,000.00	$1,019.19	1.13%	$5.66
International Investors Gold Fund
Class A
Actual	$1,000.00	$1,049.50	1.43%	$7.27
Hypothetical (b)	$1,000.00	$1,017.70	1.43%	$7.15
Class C
Actual	$1,000.00	$1,046.60	2.20%	$11.16
Hypothetical (b)	$1,000.00	$1,013.88	2.20%	$10.99
Class I
Actual	$1,000.00	$1,052.80	1.00%	$5.09
Hypothetical (b)	$1,000.00	$1,019.84	1.00%	$5.01
Class Y
Actual	$1,000.00	$1,052.20	1.10%	$5.60
Hypothetical (b)	$1,000.00	$1,019.34	1.10%	$5.51
VanEck Morningstar Wide Moat Fund
Class I
Actual	$1,000.00	$1,227.50	0.60%	$3.31
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
Class Z
Actual	$1,000.00	$1,227.90	0.50%	$2.76
Hypothetical (b)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
5

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 96.8%
United States Treasury Obligations: 93.6%
United States Treasury Bills
4.68%, 08/17/23 (a)	$15,000		$14,909,623
4.80%, 07/25/23	45,000		44,857,920
4.87%, 07/18/23 (a)	10,000		9,977,333
5.01%, 08/22/23	30,000		29,785,933
4.76%, 07/11/23	35,000		34,954,403
5.18%, 11/02/23 (a) †	62,000		60,906,371
5.19%, 12/07/23	41,000		40,069,541
5.20%, 10/03/23	42,000		41,446,142
5.20%, 10/10/23 (a)	45,000		44,360,027
5.22%, 11/24/23	35,000		34,275,290
5.23%, 10/17/23	36,000		35,448,138
5.27%, 10/19/23 (a)	45,000		44,298,000
5.32%, 11/09/23	48,000		47,105,772
5.33%, 10/26/23 (a)	52,000		51,136,637
			533,531,130
	Number of Shares	Value
Money Market Fund: 3.2%
Invesco Treasury Portfolio - Institutional Class	17,962,516	$17,962,516
Total Investments Before Collateral for Securities Loaned: 96.8% (Cost: $551,515,766)		551,493,646

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $6,024)
State Street Navigator Securities Lending Government Money Market Portfolio	6,024	6,024
Total Short-Term Investments: 96.8% (Cost: $551,521,790)		551,499,670
Other assets less liabilities: 3.2%		18,329,968
NET ASSETS: 100.0%		$569,829,638

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Index Total Return	$562,751,893	5.06%	Monthly	08/02/23	$4,326,297	0.8%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $84,909,272.
†	Security fully or partially on loan. Total market value of securities on loan is $41,803,383.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government	96.7%	$533,531,130
Money Market Fund	3.3	17,962,516
	100.0%	$551,493,646

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$533,531,130	$—	$533,531,130
Money Market Funds	17,968,540	—	—	17,968,540
Total Investments	$17,968,540	$533,531,130	$—	$551,499,670
Other Financial Instruments:
Total Return Swap Contracts	$—	$4,326,297	$—	$4,326,297

See Notes to Financial Statements

6

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 20.4%
Argentina: 0.6%
YPF SA 144A 9.00%, 02/12/26 (s)	USD	61		$61,002
YPF SA Reg S
8.50%, 07/28/25	USD	298		274,129
9.00%, 02/12/26 (s)	USD	99		98,385
				433,516
Bahrain: 0.7%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	461		468,716
Cayman Islands: 1.6%
CK Hutchison Europe Finance 21 Ltd. Reg S 1.00%, 11/02/33	EUR	731		586,727
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	545		521,756
				1,108,483
Colombia: 1.6%
Ecopetrol SA
7.38%, 09/18/43	USD	899		750,306
8.88%, 01/13/33	USD	396		392,489
				1,142,795
India: 1.5%
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	USD	484		354,939
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra Reg S 4.63%, 10/15/39	USD	271		198,348
JSW Hydro Energy Ltd. Reg S 4.12%, 05/18/31	USD	593		500,882
				1,054,169
Indonesia: 0.8%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak Reg S 4.85%, 10/14/38	USD	325		294,373
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	264		259,760
				554,133
Isle of Man: 0.3%
Gold Fields Orogen Holdings BVI Ltd. Reg S 6.12%, 05/15/29	USD	200		202,419
Luxembourg: 0.9%
MC Brazil Downstream Trading SARL Reg S 7.25%, 06/30/31	USD	965		652,569
Malaysia: 2.5%
Petronas Capital Ltd. Reg S
		Par (000’s	)	Value
Malaysia (continued)
4.50%, 03/18/45	USD	1,963		$1,805,282
Mauritius: 0.6%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	68		56,145
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	448		369,893
				426,038
Mexico: 0.0%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380		8
Nigeria: 0.5%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	451		380,202
Qatar: 1.3%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	485		508,945
Qatar Energy 144A 2.25%, 07/12/31	USD	522		438,456
				947,401
Singapore: 1.4%
Medco Laurel Tree Pte Ltd. Reg S 6.95%, 11/12/28	USD	580		532,517
SingTel Group Treasury Pte Ltd. Reg S
1.88%, 06/10/30	USD	277		231,235
2.38%, 08/28/29	USD	290		252,355
				1,016,107
South Africa: 0.8%
Gold Fields Orogen Holdings BVI Ltd. 144A 6.12%, 05/15/29	USD	563		569,810
Supranational: 0.2%
International Finance Corp. 16.00%, 12/05/25	UZS	2,000,000		174,378
Thailand: 1.5%
GC Treasury Center Co. Ltd. Reg S 4.40%, 03/30/32	USD	384		347,216
Thaioil Treasury Center Co. Ltd. Reg S 3.50%, 10/17/49	USD	1,151		733,894
				1,081,110
United Arab Emirates: 0.9%
Abu Dhabi National Energy Co. PJSC 144A 4.70%, 04/24/33	USD	677		674,016
United Kingdom: 1.0%
Anglo American Capital Plc Reg S 5.00%, 03/15/31	EUR	665		743,150

See Notes to Financial Statements

7

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
United States: 1.4%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	620		$530,361
Stillwater Mining Co. Reg S 4.50%, 11/16/29	USD	590		479,744
				1,010,105
Uzbekistan: 0.3%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	260		225,534
Total Corporate Bonds (Cost: $14,978,258)				14,669,941

GOVERNMENT OBLIGATIONS: 70.9%
Angola: 1.2%
Angolan Government International Bond 144A
8.25%, 05/09/28	USD	110		97,875
9.50%, 11/12/25	USD	510		499,648
Angolan Government International Bond Reg S 9.50%, 11/12/25	USD	245		240,027
				837,550
Argentina: 1.6%
Argentine Republic Government International Bond
0.50%, 07/09/30 (s)	USD	1,486		497,165
2.50%, 07/09/41 (s)	USD	1,500		484,406
Provincia de Buenos Aires Reg S
4.50%, 09/01/37 (s)	USD	0	(e)	132
5.25%, 09/01/37 (s)	USD	525		201,469
				1,183,172
Bahrain: 0.9%
Bahrain Government International Bond 144A 7.75%, 04/18/35	USD	645		656,081
Brazil: 4.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	2,142		442,351
10.00%, 01/01/29	BRL	4,939		1,009,482
10.00%, 01/01/31	BRL	3,250		660,265
10.00%, 01/01/33	BRL	4,029		811,379
				2,923,477
Chile: 1.6%
Chile Government International Bond 3.25%, 09/21/71	USD	1,719		1,119,510
China: 1.4%
Asian Infrastructure Investment Bank Reg S
2.75%, 03/12/24	PHP	6,200		109,266
4.25%, 01/27/27	PHP	49,500		863,666
				972,932
		Par (000’s	)	Value
Colombia: 3.1%
Colombia Government International Bond
4.50%, 03/15/29	USD	686		$602,525
5.00%, 06/15/45	USD	2,379		1,662,134
				2,264,659
Costa Rica: 0.6%
Costa Rica Government International Bond Reg S
6.12%, 02/19/31	USD	268		266,718
7.00%, 04/04/44	USD	136		132,908
				399,626
Czech Republic: 2.5%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	18,790		699,164
6.00%, 02/26/26	CZK	1,600		75,609
Czech Republic Government Bond Reg S 1.00%, 06/26/26	CZK	24,670		1,010,257
				1,785,030
Democratic Republic of the Congo: 1.7%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	1,480		1,253,344
Dominican Republic: 2.2%
Dominican Republic International Bond Reg S 9.75%, 06/05/26	DOP	84,465		1,564,138
Egypt: 1.1%
Egypt Government International Bond Reg S
4.75%, 04/16/26	EUR	451		347,691
7.50%, 02/16/61	USD	890		448,773
				796,464
Gabon: 0.1%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	66		62,208
Ghana: 0.5%
Ghana Government International Bond Reg S 8.75%, 03/11/61	USD	943		393,388
Hungary: 1.9%
Hungary Government International Bond Reg S
1.75%, 06/05/35	EUR	1,182		907,010
5.00%, 02/22/27	EUR	419		460,708
				1,367,718
Indonesia: 7.5%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	8,700,000		570,450
5.50%, 04/15/26	IDR	6,620,000		439,437
6.38%, 04/15/32	IDR	18,204,000		1,220,281
7.00%, 09/15/30	IDR	14,401,000		1,000,017
7.12%, 06/15/38	IDR	18,174,000		1,285,526
7.12%, 06/15/43	IDR	12,500,000		883,588
				5,399,299

See Notes to Financial Statements

8

		Par (000’s	)	Value
Israel: 0.6%
Israel Government Bond
0.40%, 10/31/24	ILS	1,028		$263,341
3.75%, 03/31/24	ILS	540		144,883
				408,224
Ivory Coast: 0.2%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	146		136,286
Jamaica: 0.4%
Jamaica Government International Bond
7.62%, 07/09/25	USD	167		170,523
7.88%, 07/28/45	USD	85		98,303
				268,826
Jordan: 0.4%
Jordan Government International Bond 144A 4.95%, 07/07/25	USD	289		280,353
Kenya: 0.3%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	279		251,788
Kuwait: 0.2%
Kuwait International Government Bond 144A 3.50%, 03/20/27	USD	185		179,044
Malaysia: 1.3%
Malaysia Wakala Sukuk Bhd Reg S 3.08%, 04/28/51	USD	1,246		955,700
Mexico: 5.0%
Mexico Government International Bond
2.38%, 02/11/30	EUR	2,283		2,214,140
2.88%, 04/08/39	EUR	933		769,049
3.75%, 04/19/71	USD	386		258,449
4.00%, 03/15/15	EUR	394		318,881
				3,560,519
Morocco: 1.1%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	900		792,136
Mozambique: 1.4%
Mozambique International Bond Reg S 5.00%, 09/15/31 (s)	USD	1,325		1,010,114
Nigeria: 1.0%
Nigeria Government International Bond 144A 8.75%, 01/21/31	USD	843		757,387
Oman: 1.6%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	846		860,061
		Par (000’s	)	Value
Oman (continued)
Oman Government International Bond Reg S 6.25%, 01/25/31	USD	315		$320,235
				1,180,296
Paraguay: 0.4%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	332		319,741
Peru: 3.9%
Peru Government Bond
5.40%, 08/12/34	PEN	8,388		2,042,709
6.15%, 08/12/32	PEN	2,991		787,928
				2,830,637
Philippines: 1.1%
Philippine Government International Bond 6.25%, 01/14/36	PHP	44,973		784,873
Poland: 1.7%
Republic of Poland Government Bond 7.50%, 07/25/28	PLN	4,608		1,224,095
Qatar: 1.1%
Qatar Government International Bond 144A 5.10%, 04/23/48	USD	790		788,709
Romania: 2.8%
Romanian Government International Bond Reg S 7.62%, 01/17/53	USD	1,798		1,980,887
Rwanda: 0.1%
Rwanda International Government Bond 144A 5.50%, 08/09/31	USD	98		74,414
Saudi Arabia: 1.6%
Saudi Government International Bond 144A 4.75%, 01/18/28	USD	1,180		1,171,377
Serbia: 0.4%
Serbia International Bond Reg S 1.65%, 03/03/33	EUR	439		320,430
South Korea: 0.7%
Export-Import Bank of Korea 144A 4.62%, 06/07/33	USD	497		489,341
Sri Lanka: 2.6%
Sri Lanka Government International Bond Reg S 5.75%, 04/18/23	USD	1,896		864,875
Sri Lanka Treasury Bills
0.00%, 08/18/23 ^	LKR	188,000		596,573
0.00%, 09/08/23 ^	LKR	120,050		376,060
				1,837,508

See Notes to Financial Statements

9

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Turkey: 3.0%
Turkey Government International Bond
4.88%, 04/16/43	USD	961		$619,268
5.75%, 05/11/47	USD	963		660,464
9.88%, 01/15/28	USD	834		851,589
				2,131,321
United Arab Emirates: 1.5%
Abu Dhabi Government International Bond 144A 1.88%, 09/15/31	USD	180		150,191
Abu Dhabi Government International Bond Reg S 1.88%, 09/15/31	USD	1,103		920,336
				1,070,527
Uruguay: 2.1%
Uruguay Government International Bond Reg S 8.50%, 03/15/28 (a)	UYU	27,748		705,069
Uruguay Monetary Regulation Bill 0.00%, 05/31/24 ^	UYU	31,631		771,595
				1,476,664
Uzbekistan: 0.1%
Republic of Uzbekistan International Bond 144A
		Par (000’s	)	Value
Uzbekistan (continued)
14.00%, 07/19/24	UZS	600,000		$51,256
Zambia: 2.3%
Zambia Government Bond
13.00%, 01/25/31	ZMW	43,644		1,405,716
13.00%, 12/27/31	ZMW	890		26,970
13.00%, 03/23/32	ZMW	7,500		219,260
				1,651,946
Total Government Obligations (Cost: $49,389,294)				50,962,995

SHORT-TERM INVESTMENT: 0.5% (Cost: $341,529)
United States Treasury Obligations: 0.5%
United States Treasury Bills 5.03%, 07/11/23		342,000		341,529

		Number of Shares
MONEY MARKET FUND: 4.8% (Cost: $3,427,254)
Invesco Treasury Portfolio - Institutional Class		3,427,254		3,427,254

Total Investments: 96.6% (Cost: $68,136,335)				69,401,719
Other assets less liabilities: 3.4%				2,431,608
NET ASSETS: 100.0%				$71,833,327

Definitions:

BRL	Brazilian Real
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
LKR	Sri Lanka Rupee
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

Footnotes:

(a)	All or a portion of these securities are segregated for forwards collateral. Total value of securities segregated is $98,082.
(d)	Security in default
(e)	Amount is less than 1,000
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

10

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $9,129,837, or 12.7% of net assets.

Schedule of Open Forward Foreign Currency Contracts - June 30, 2023

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	USD	268,940	INR	22,114,909	7/20/2023	$496
State Street Bank and Trust Co.	INR	22,114,909	USD	269,333	7/20/2023	$(103)
State Street Bank and Trust Co.	USD	177,886	CNY	1,285,618	7/28/2023	$(465)
Net unrealized depreciation on forward foreign currency contracts						(72)

Summary of Investments by Sector	% of Investments	Value
Government	73.9%	$51,304,524
Energy	9.3	6,444,323
Utilities	4.0	2,745,995
Financials	3.0	2,056,986
Basic Materials	2.7	1,862,595
Industrials	1.2	850,917
Technology	0.7	483,591
Consumer Cyclicals	0.3	225,534
Money Market Fund	4.9	3,427,254
	100.0%	$69,401,719

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$14,669,941	$—	$14,669,941
Government Obligations *	—	50,962,995	—	50,962,995
Short-Term Investments United States	$3,427,254	$341,529	$—	$3,768,783
Total Investments	$3,427,254	$65,974,465	$—	$69,401,719
Other Financial Instruments:
Assets
Forward Foreign Currency Contract	$496	$—	$—	$496
Liabilities
Forward Foreign Currency Contracts	$(568)	$—	$—	$(568)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.8%
Argentina: 4.2%
MercadoLibre, Inc. (USD) *	30,385	$35,994,071
Brazil: 10.7%
Arcos Dorados Holdings, Inc. (USD)	390,000	3,997,500
Clear Sale SA *	3,758,800	5,259,588
Fleury SA *	2,266,215	7,596,331
JSL SA	12,097,600	22,359,918
Movida Participacoes SA	5,742,800	12,629,315
NU Holdings Ltd. (USD) *	430,000	3,392,700
Rede D’Or Sao Luiz SA 144A *	1,307,900	8,992,120
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,872,800	27,498,769
Westwing Comercio Varejista Ltda *	665,100	263,917
		91,990,158
China: 23.6%
China Animal Healthcare Ltd. (HKD) *∞	8,365,994	0
China Education Group Holdings Ltd. (HKD)	22,588,000	17,657,282
Fu Shou Yuan International Group Ltd. (HKD)	5,882,000	4,056,733
Full Truck Alliance Co. Ltd. (ADR) *	955,000	5,940,100
Ganfeng Lithium Group Co. Ltd.	747,376	6,296,483
Hoyuan Green Energy Co. Ltd. *	438,473	4,506,832
JD.com, Inc. (HKD)	291,938	4,978,874
KE Holdings, Inc. (ADR) *	877,900	13,036,815
Meituan (HKD) 144A *	187,650	2,942,524
Ming Yang Smart Energy Group Ltd.	475,935	1,107,393
MINISO Group Holding Ltd. (ADR)	401,000	6,812,990
NetEase, Inc. (HKD)	497,900	9,643,778
Ping An Bank Co. Ltd.	8,251,969	12,780,446
Prosus NV (EUR)	586,839	42,976,635
Shandong Head Group Co. Ltd.	362,575	899,462
Shanghai Baosight Software Co. Ltd.	1,667,673	11,679,703
Shenzhen Inovance Technology Co. Ltd.	623,364	5,520,899
Shenzhou International Group Holdings Ltd. (HKD)	519,800	4,992,403
Sungrow Power Supply Co. Ltd.	602,246	9,693,428
Tencent Holdings Ltd. (HKD)	126,500	5,363,748
Wuxi Biologics Cayman, Inc. (HKD) 144A *	1,831,000	8,799,878
Yifeng Pharmacy Chain Co. Ltd.	993,053	5,063,693
Yum China Holdings, Inc. (HKD)	124,800	7,070,528
	Number of Shares	Value
China (continued)
Zai Lab Ltd. (HKD) * †	1,515,700	$4,170,251
Zhejiang Huayou Cobalt Co. Ltd.	624,228	3,953,024
Zhejiang Supcon Technology Co. Ltd.	366,995	3,180,044
		203,123,946
Egypt: 1.6%
Cleopatra Hospital *	32,083,115	4,659,542
Commercial International Bank Egypt SAE	5,207,913	8,637,488
		13,297,030
Georgia: 4.5%
Bank of Georgia Group Plc (GBP)	817,246	30,358,630
Georgia Capital Plc (GBP) *	764,897	8,072,489
		38,431,119
Germany: 1.4%
Delivery Hero SE 144A *	278,800	12,300,674
Greece: 0.4%
Eurobank Ergasias Services and Holdings SA *	2,200,000	3,624,692
Hungary: 1.2%
OTP Bank Nyrt	294,400	10,466,050
India: 15.8%
Cholamandalam Investment and Finance Co. Ltd.	745,200	10,396,800
Delhivery Ltd. *	1,790,757	8,313,989
HDFC Bank Ltd.	1,060,022	21,990,023
HDFC Bank Ltd. (ADR)	318,000	22,164,600
Oberoi Realty Ltd.	768,100	9,241,516
Phoenix Mills Ltd.	642,300	12,210,920
Reliance Industries Ltd.	1,576,581	49,203,472
Sterling and Wilson Renewable *	590,000	2,090,523
		135,611,843
Indonesia: 1.3%
Bank BTPN Syariah Tbk PT	67,406,000	9,288,468
Bank Rakyat Indonesia Persero Tbk PT	5,800,000	2,117,531
		11,405,999
Kazakhstan: 3.3%
Kaspi.kz JSC (USD) (GDR)	350,658	27,912,377
Kuwait: 0.0%
Humansoft Holding Co. KSC	6,484	78,282
Mexico: 2.9%
Qualitas Controladora SAB de CV †	771,558	5,707,465
Regional SAB de CV	2,693,200	19,513,388
		25,220,853
Philippines: 4.8%
Bloomberry Resorts Corp. *	75,387,000	15,183,886
International Container Terminal Services, Inc.	7,087,340	26,176,662
		41,360,548
Poland: 1.2%
InPost SA (EUR) *	968,300	10,508,632

See Notes to Financial Statements

12

	Number of Shares	Value
Russia: 0.0%
Detsky Mir PJSC 144A *∞	11,544,900	$0
Fix Price Group Plc (USD) (GDR) *∞	3,811,800	0
Sberbank of Russia PJSC ∞	5,555,460	0
		0
South Korea: 3.3%
Doosan Fuel Cell Co. Ltd. * †	184,460	4,045,579
LG Chem Ltd.	39,718	20,218,915
Samsung Biologics Co. Ltd. 144A *	7,350	4,161,404
		28,425,898
Taiwan: 10.2%
Chroma ATE, Inc.	1,555,000	12,549,215
MediaTek, Inc.	156,000	3,453,191
Poya International Co. Ltd.	560,697	10,689,937
Taiwan Semiconductor Manufacturing Co. Ltd.	3,098,000	57,230,335
Wiwynn Corp.	80,000	3,656,195
		87,578,873
Tanzania: 1.3%
Helios Towers Plc (GBP) *	9,020,647	10,705,673
Turkey: 2.8%
MLP Saglik Hizmetleri AS 144A *	4,105,148	12,022,041
Sok Marketler Ticaret AS *	5,261,840	6,740,853
Tofas Turk Otomobil Fabrikasi AS	583,700	5,682,210
		24,445,104
United Arab Emirates: 0.7%
Americana Restaurants International Plc	4,932,000	5,679,924
	Number of Shares	Value
United Kingdom: 0.6%
Hirco Plc *∞	812,346	$0
ReNew Energy Global Plc (USD) * †	941,000	5,156,681
		5,156,681
Total Common Stocks (Cost: $805,557,100)		823,318,427

PREFERRED SECURITIES: 4.5%
Brazil: 1.0%
Raizen SA	9,350,000	8,591,955
South Korea: 3.5%
Samsung Electronics Co. Ltd.	660,107	29,955,171
Total Preferred Securities (Cost: $48,629,570)		38,547,126
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $854,186,670)		861,865,553

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $4,435,916)
State Street Navigator Securities Lending Government Money Market Portfolio	4,435,916	4,435,916
Total Investments: 100.8% (Cost: $858,622,586)		866,301,469
Liabilities in excess of other assets: (0.8)%		(7,216,819)
NET ASSETS: 100.0%		$859,084,650

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
¥	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $8,260,996.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $49,218,641, or 5.7% of net assets.

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	21.1%	$181,358,370
Financials	19.5	168,510,770
Information Technology	18.0	154,875,819
Industrials	16.3	140,392,040
Energy	6.7	57,795,427
Health Care	5.9	50,401,567
Real Estate	4.0	34,489,252
Materials	3.6	31,367,883
Communication Services	2.9	25,713,199
Consumer Staples	1.4	11,804,546
Utilities	0.6	5,156,680
	100.0%	$861,865,553

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks				$823,318,427
Argentina	$35,994,071	$—	$—	$35,994,071
Brazil	91,990,158	—	—	91,990,158
China	25,789,906	177,334,040	0	203,123,946
Egypt	—	13,297,030	—	13,297,030
Georgia	38,431,119	—	—	38,431,119
Germany	—	12,300,674	—	12,300,674
Greece	—	3,624,692	—	3,624,692
Hungary	—	10,466,050	—	10,466,050
India	22,164,600	113,447,243	—	135,611,843
Indonesia	—	11,405,999	—	11,405,999
Kazakhstan	—	27,912,377	—	27,912,377
Kuwait	—	78,282	—	78,282
Mexico	25,220,853	—	—	25,220,853
Philippines	—	41,360,548	—	41,360,548
Poland	—	10,508,632	—	10,508,632
Russia	—	—	—	—
South Korea	—	28,425,898	—	28,425,898
Taiwan	—	87,578,873	—	87,578,873
Tanzania	—	10,705,673	—	10,705,673
Turkey	—	24,445,104	—	24,445,104
United Arab Emirates	5,679,924	—	—	5,679,924
United Kingdom	5,156,681	—	0	5,156,681
Preferred Securities				38,547,126
Brazil	8,591,955	—	—	8,591,955
South Korea	—	29,955,171	—	29,955,171
Money Market Fund	4,435,916	—	—	4,435,916
Total Investments	$263,455,183	$602,846,286	$0	$866,301,469

See Notes to Financial Statements

14

EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 91.0%
Argentina: 4.8%
Globant SA (USD) *	280	$50,322
MercadoLibre, Inc. (USD) *	170	201,382
		251,704
Brazil: 8.9%
Arcos Dorados Holdings, Inc. (USD)	10,000	102,500
NU Holdings Ltd. (USD) *	11,000	86,790
Rede D’Or Sao Luiz SA 144A *	15,000	103,129
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	70,000	177,039
		469,458
China: 30.9%
Baidu, Inc. (ADR) *	500	68,455
Full Truck Alliance Co. Ltd. (ADR) *	12,000	74,640
JD.com, Inc. (HKD)	1,300	22,171
KE Holdings, Inc. (ADR) *	13,300	197,505
Meituan (HKD) 144A *	130	2,039
Ming Yang Smart Energy Group Ltd.	13,000	30,248
MINISO Group Holding Ltd. (ADR)	6,200	105,338
NetEase, Inc. (HKD)	4,000	77,476
Ping An Bank Co. Ltd.	85,000	131,646
Prosus NV (EUR)	3,900	285,612
Shanghai Baosight Software Co. Ltd.	7,680	53,788
Shenzhen Inovance Technology Co. Ltd.	12,000	106,279
Shenzhou International Group Holdings Ltd. (HKD)	14,200	136,383
Tencent Holdings Ltd. (HKD)	1,300	55,122
Wuxi Biologics Cayman, Inc. (HKD) 144A *	18,000	86,509
Zai Lab Ltd. (HKD) *	15,000	41,271
Zhejiang Huayou Cobalt Co. Ltd.	7,900	50,028
Zhejiang Supcon Technology Co. Ltd.	13,050	113,079
		1,637,589
Egypt: 1.0%
Commercial International Bank Egypt SAE	32,132	53,292
Greece: 2.2%
Eurobank Ergasias Services and Holdings SA *	70,000	115,331
Hungary: 1.3%
OTP Bank Nyrt	2,000	71,101
India: 13.3%
Cholamandalam Investment and Finance Co. Ltd.	7,000	97,662
	Number of Shares	Value
India (continued)
Delhivery Ltd. *	8,000	$37,142
HDFC Bank Ltd.	9,000	186,704
Reliance Industries Ltd.	12,000	374,507
		696,015
Indonesia: 1.9%
Bank Rakyat Indonesia Persero Tbk PT	280,000	102,226
Kazakhstan: 6.5%
Kaspi.kz JSC (USD) (GDR)	4,300	342,280
Philippines: 2.9%
International Container Terminal Services, Inc.	41,000	151,431
Poland: 1.0%
InPost SA (EUR) *	5,000	54,263
South Africa: 1.2%
Bid Corp. Ltd.	3,000	65,876
South Korea: 3.8%
LG Chem Ltd.	280	142,537
Samsung Biologics Co. Ltd. 144A *	105	59,449
		201,986
Taiwan: 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	332,519
Turkey: 1.5%
KOC Holding AS	20,000	80,091
United Arab Emirates: 1.0%
Americana Restaurants International Plc	43,600	50,212
United Kingdom: 2.4%
ReNew Energy Global Plc (USD) *	23,000	126,040
Total Common Stocks (Cost: $4,855,550)		4,801,414

PREFERRED SECURITIES: 6.9% (Cost: $400,746)
South Korea: 6.9%
Samsung Electronics Co. Ltd.	8,000	363,034

MONEY MARKET FUND: 3.4% (Cost: $180,445)
Invesco Treasury Portfolio - Institutional Class	180,445	180,445
Total Investments: 101.3% (Cost: $5,436,741)		5,344,893
Liabilities in excess of other assets: (1.3)%		(71,007)
NET ASSETS: 100.0%		$5,273,886

See Notes to Financial Statements

15

EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $251,126, or 4.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Information Technology	23.4%	$1,255,022
Consumer Discretionary	16.9	905,637
Financials	15.8	844,751
Industrials	13.4	711,135
Energy	7.0	374,508
Health Care	5.4	290,357
Communication Services	3.8	201,052
Real Estate	3.7	197,505
Materials	3.6	192,565
Utilities	2.4	126,040
Consumer Staples	1.2	65,876
Money Market Fund	3.4	180,445
	100.0%	$5,344,893

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$251,704	$—	$—	$251,704
Brazil	469,458	—	—	469,458
China	445,938	1,191,651	—	1,637,589
Egypt	—	53,292	—	53,292
Greece	—	115,331	—	115,331
Hungary	—	71,101	—	71,101
India	—	696,015	—	696,015
Indonesia	—	102,226	—	102,226
Kazakhstan	—	342,280	—	342,280
Philippines	—	151,431	—	151,431
Poland	—	54,263	—	54,263
South Africa	65,876	—	—	65,876
South Korea	—	201,986	—	201,986
Taiwan	—	332,519	—	332,519
Turkey	—	80,091	—	80,091
United Arab Emirates	50,212	—	—	50,212
United Kingdom	126,040	—	—	126,040
Preferred Securities *	—	363,034	—	363,034
Money Market Fund	180,445	—	—	180,445
Total Investments	$1,589,673	$3,755,220	$—	$5,344,893

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

16

ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.4%
Australia: 3.4%
Allkem Ltd. *	12,411	$133,468
Ecograf Ltd. * †	86,700	8,138
Jervois Global Ltd. *	24,900	1,095
		142,701
Brazil: 0.4%
Yara International ASA (NOK)	470	16,606
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	17,050	4,537
Canada: 1.3%
Ballard Power Systems, Inc. (USD) * †	1,900	8,284
Euro Manganese, Inc. (AUD) *	92,600	10,202
Li-Cycle Holdings Corp. (USD) * †	2,760	15,318
Maple Leaf Foods, Inc.	1,040	20,317
		54,121
China: 5.7%
BYD Co. Ltd. (HKD)	4,500	144,291
Contemporary Amperex Technology Co. Ltd.	1,800	56,828
Flat Glass Group Co. Ltd. (HKD) †	12,000	41,145
		242,264
Denmark: 4.8%
Novozymes A/S	1,030	48,059
Orsted AS 144A	840	79,634
Vestas Wind Systems A/S *	2,800	74,445
		202,138
Finland: 2.5%
Neste Oyj	2,710	104,344
France: 6.0%
Cie de Saint-Gobain	440	26,790
Engie SA	6,800	113,240
Legrand SA	520	51,586
Nexans SA	730	63,306
		254,922
Germany: 3.6%
Infineon Technologies AG	3,710	152,785
Ireland: 0.5%
Kerry Group Plc	230	22,449
Isle of Man: 0.0%
Agronomics Ltd. *	14,600	1,928
Italy: 1.2%
Enel SpA	7,600	51,242
Japan: 2.7%
Keyence Corp.	240	114,038
Netherlands: 1.0%
OCI NV	1,780	42,754
Norway: 3.4%
FREYR Battery SA (USD) * †	15,260	142,681
South Korea: 4.3%
LG Energy Solution Ltd. *	240	101,182
	Number of Shares	Value
South Korea (continued)
Samsung SDI Co. Ltd.	160	$81,702
		182,884
Spain: 1.3%
Avangrid, Inc. (USD)	950	35,796
Soltec Power Holdings SA *	4,800	22,045
		57,841
Sweden: 3.6%
Atlas Copco AB	8,400	121,270
Oatly Group AB (ADR) * †	12,650	25,933
		147,203
Switzerland: 0.5%
Givaudan SA	7	23,219
United States: 50.1%
Array Technologies, Inc. *	3,720	84,072
Ball Corp.	1,100	64,031
Benson Hill, Inc. *	4,500	5,850
Beyond Meat, Inc. * †	340	4,413
Bloom Energy Corp. * †	1,900	31,065
Bunge Ltd.	970	91,520
Clean Harbors, Inc. *	250	41,108
Corteva, Inc.	340	19,482
Darling Ingredients, Inc. *	1,490	95,047
Deere & Co.	400	162,075
Enphase Energy, Inc. *	260	43,545
EVgo, Inc. *	8,000	32,000
Generac Holdings, Inc. *	310	46,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,835	45,875
Ingredion, Inc.	210	22,250
International Flavors & Fragrances, Inc.	190	15,122
John Bean Technologies Corp.	110	13,343
Lindsay Corp.	150	17,901
MP Materials Corp. * †	1,560	35,693
NextEra Energy Partners LP †	730	42,807
Ormat Technologies, Inc.	1,150	92,529
Pentair Plc	990	63,954
Piedmont Lithium, Inc. * †	1,460	84,257
Plug Power, Inc. *	1,300	13,507
Quanta Services, Inc.	1,330	261,278
Republic Services, Inc.	690	105,687
SolarEdge Technologies, Inc. *	300	80,715
Stem, Inc. * †	10,020	57,314
Sunnova Energy International, Inc. * †	2,800	51,268
Teradyne, Inc.	640	71,251
Tesla, Inc. *	360	94,237
TPI Composites, Inc. *	2,500	25,925
Trimble, Inc. *	1,800	95,292
Xylem, Inc.	1,000	112,620
		2,123,263
Total Common Stocks (Cost: $5,033,752)		4,083,920

See Notes to Financial Statements

17

ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
MASTER LIMITED PARTNERSHIP: 0.8% (Cost: $45,048)
Canada: 0.8%
Brookfield Renewable Partners LP (USD)	1,200	$35,388

MONEY MARKET FUND: 2.9% (Cost: $120,680)
Invesco Treasury Portfolio - Institutional Class	120,680	120,680
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $5,199,480)		4,239,988
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN:7.6%
Money Market Fund: 7.6% (Cost: $320,593)
State Street Navigator Securities Lending Government Money Market Portfolio	320,593	$320,593
Total Investments: 107.7% (Cost: $5,520,073)		4,560,581
Liabilities in excess of other assets: (7.7)%		(327,235)
NET ASSETS: 100.0%		$4,233,346

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $520,870.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $79,634, or 1.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Advanced Materials	25.5%	$1,083,096
Renewable Energy	25.4	1,076,871
Smart Resource Management	21.5	908,356
Agriculture Technology	14.9	630,366
Recycling	5.3	226,144
Water	4.6	194,475
Money Market Fund	2.8	120,680
	100.0%	$4,239,988

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$142,701	$—	$142,701
Brazil	—	16,606	—	16,606
British Virgin Islands	4,537	—	—	4,537
Canada	43,919	10,202	—	54,121
China	—	242,264	—	242,264
Denmark	—	202,138	—	202,138
Finland	—	104,344	—	104,344
France	—	254,922	—	254,922
Germany	—	152,785	—	152,785
Ireland	22,449	—	—	22,449
Isle of Man	1,928	—	—	1,928
Italy	—	51,242	—	51,242
Japan	—	114,038	—	114,038
Netherlands	—	42,754	—	42,754
Norway	142,681	—	—	142,681
South Korea	—	182,884	—	182,884
Spain	35,796	22,045	—	57,841
Sweden	25,933	121,270	—	147,203
Switzerland	23,219	—	—	23,219
United States	2,123,263	—	—	2,123,263
Master Limited Partnership *	35,388	—	—	35,388
Money Market Funds	441,273	—	—	441,273
Total Investments	$2,900,386	$1,660,195	$—	$4,560,581

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

19

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.2%
Australia: 5.9%
Allkem Ltd. *	1,531,649	$16,471,426
Ecograf Ltd. * †	1,371,981	128,786
Glencore Plc (GBP)	5,312,700	30,122,359
Jervois Global Ltd. * †	5,032,257	221,247
		46,943,818
Brazil: 2.8%
Vale SA (ADR)	1,417,900	19,028,218
Yara International ASA (NOK)	91,500	3,232,868
		22,261,086
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	3,698,900	984,233
Canada: 9.3%
Agnico Eagle Mines Ltd. (USD)	251,506	12,570,270
Alamos Gold, Inc. (USD)	678,000	8,081,760
Barrick Gold Corp. (USD)	899,145	15,222,525
Euro Manganese, Inc. (AUD) *	1,988,272	219,060
Franco-Nevada Corp. (USD)	92,500	13,190,500
Kinross Gold Corp. (USD)	2,111,500	10,071,855
Nouveau Monde Graphite, Inc. (USD) * †	172,300	523,792
Nutrien Ltd. (USD)	235,471	13,904,562
		73,784,324
China: 1.5%
PetroChina Co. Ltd. (HKD)	16,757,000	11,635,350
Finland: 0.6%
Neste Oyj	110,300	4,246,907
France: 1.0%
Nexans SA	93,830	8,136,979
Ghana: 0.9%
Kosmos Energy Ltd. (USD) *	1,174,800	7,037,052
Italy: 3.2%
Eni SpA	1,170,700	16,853,849
Saipem SpA *	2,677,200	3,727,745
Saras SpA	3,733,200	4,630,344
		25,211,938
Netherlands: 1.4%
OCI NV	440,935	10,590,820
Norway: 2.7%
Equinor ASA (ADR) †	440,000	12,852,400
FREYR Battery SA (USD) * †	571,100	5,339,785
FREYR Battery SA (USD) * ø	350,000	3,272,500
		21,464,685
South Africa: 3.1%
Anglo American Plc (GBP)	612,600	17,442,857
Sibanye Stillwater Ltd. (ADR) †	1,165,900	7,275,216
		24,718,073
Spain: 2.1%
Repsol SA †	1,101,800	16,024,577
Soltec Power Holdings SA * †	115,400	529,997
		16,554,574
	Number of Shares	Value
Turkey: 0.6%
Eldorado Gold Corp. (USD) * †	494,700	$4,996,470
United Kingdom: 8.7%
BP Plc Spons (ADR)	437,200	15,428,788
Endeavour Mining Plc (CAD)	432,500	10,365,635
Shell Plc (ADR)	397,200	23,982,936
TechnipFMC Plc (USD) *	1,133,400	18,837,108
		68,614,467
United States: 49.8%
5E Advanced Materials, Inc. *	134,200	440,176
Array Technologies, Inc. *	387,300	8,752,980
Baker Hughes Co.	430,700	13,614,427
Benson Hill, Inc. * †	479,400	623,220
Bunge Ltd.	239,300	22,577,955
ChampionX Corp.	322,200	10,001,088
Chart Industries, Inc. * †	97,934	15,648,874
Chesapeake Energy Corp. †	148,000	12,384,640
Chevron Corp.	52,000	8,182,200
ConocoPhillips	185,641	19,234,264
Corteva, Inc.	351,366	20,133,272
Darling Ingredients, Inc. *	112,300	7,163,617
Devon Energy Corp.	131,932	6,377,593
Diamondback Energy, Inc.	91,568	12,028,372
EQT Corp.	382,100	15,715,773
EVgo, Inc. * †	300,600	1,202,400
Excelerate Energy, Inc.	203,400	4,135,122
FMC Corp.	70,431	7,348,771
Freeport-McMoRan, Inc.	532,100	21,284,000
Halliburton Co.	418,400	13,803,016
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	334,877	8,371,925
Hess Corp.	169,100	22,989,145
Kirby Corp. *	171,500	13,196,925
Liberty Energy, Inc.	646,850	8,648,385
Marathon Oil Corp.	357,500	8,229,650
Mosaic Co.	183,900	6,436,500
MP Materials Corp. * †	315,300	7,214,064
Newmont Corp.	323,455	13,798,590
Ormat Technologies, Inc. †	155,440	12,506,702
Piedmont Lithium, Inc. * †	136,700	7,888,957
Pioneer Natural Resources Co.	35,988	7,455,994
Schlumberger NV	287,300	14,112,176
Solid Power, Inc. * †	83,500	212,090
Stem, Inc. * ø	362,000	2,083,310
Stem, Inc. * †	789,832	4,517,839
Union Pacific Corp.	23,600	4,829,032
Valero Energy Corp.	260,600	30,568,380
		393,711,424
Zambia: 3.5%
First Quantum Minerals Ltd. (CAD) †	1,167,200	27,612,793
Total Common Stocks (Cost: $614,524,006)		768,504,993

See Notes to Financial Statements

20

	Number of Shares	Value
WARRANTS: 0.1%
Norway: 0.1%
FREYR Battery SA, USD 11.50, exp. 09/01/27	115,150	$340,844
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	71,575	14,172
Total Warrants (Cost: $206,487)		355,016

MONEY MARKET FUND: 2.6% (Cost: $20,728,161)
Invesco Treasury Portfolio - Institutional Class	20,728,161	20,728,161
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $635,458,654)		789,588,170
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $14,618,467)
State Street Navigator Securities Lending Government Money Market Portfolio	14,618,467	$14,618,467
Total Investments: 101.7% (Cost: $650,077,121)		804,206,637
Liabilities in excess of other assets: (1.7)%		(13,265,250)
NET ASSETS: 100.0%		$790,941,387

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $78,969,687.
ø	Restricted Security – the aggregate value of restricted securities is $5,355,810, or 0.7% of net assets

Restricted securities held by the Fund as of June 30, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
FREYR Battery SA	07/06/2021	350,000	$3,500,000	$3,272,500	0.4%
Stem, Inc.	04/28/2021	362,000	3,620,000	2,083,310	0.3%
			$7,120,000	$5,355,810	0.7%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas	42.9%	$338,490,374
Base & Industrial Metals	18.9	149,581,969
Gold & Precious Metals	12.1	95,572,821
Agriculture	11.7	92,025,756
Renewables & Alternatives	7.5	59,514,258
Industrials & Utilities	4.3	33,674,831
Money Market Fund	2.6	20,728,161
	100.0%	$789,588,170

See Notes to Financial Statements

21

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$46,943,818	$—	$46,943,818
Brazil	19,028,218	3,232,868	—	22,261,086
British Virgin Islands	984,233	—	—	984,233
Canada	73,565,264	219,060	—	73,784,324
China	—	11,635,350	—	11,635,350
Finland	—	4,246,907	—	4,246,907
France	—	8,136,979	—	8,136,979
Ghana	7,037,052	—	—	7,037,052
Italy	—	25,211,938	—	25,211,938
Netherlands	—	10,590,820	—	10,590,820
Norway	21,464,685	—	—	21,464,685
South Africa	7,275,216	17,442,857	—	24,718,073
Spain	—	16,554,574	—	16,554,574
Turkey	4,996,470	—	—	4,996,470
United Kingdom	68,614,467	—	—	68,614,467
United States	393,711,424	—	—	393,711,424
Zambia	27,612,793	—	—	27,612,793
Warrants *	355,016	—	—	355,016
Money Market Funds	35,346,628	—	—	35,346,628
Total Investments	$659,991,466	$144,215,171	$—	$804,206,637

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

22

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 19.6%
Bellevue Gold Ltd. *	35,927,763	$30,735,173
De Grey Mining Ltd. * †	10,771,722	9,760,840
Emerald Resources NL * †	8,103,636	11,104,015
Evolution Mining Ltd. †	5,909,787	12,866,686
Northern Star Resources Ltd.	4,114,800	33,522,738
Perseus Mining Ltd.	2,392,900	2,658,217
Predictive Discovery Ltd. * †	82,421,400	9,122,581
Resolute Mining Ltd. * †	58,671,435	15,425,316
West African Resources Ltd. *	26,457,984	15,457,135
		140,652,701
Brazil: 5.3%
Wheaton Precious Metals Corp. (USD)	870,791	37,635,587
Canada: 52.1%
Agnico Eagle Mines Ltd. (USD)	935,231	46,742,845
Alamos Gold, Inc. (USD)	3,798,223	45,274,818
B2Gold Corp.	3,342,872	11,910,440
B2Gold Corp. (USD)	5,333,341	19,040,027
Barrick Gold Corp. (USD)	2,370,600	40,134,258
Bear Creek Mining Corp. *	948,000	393,584
Benchmark Metals, Inc. *	10,463,099	2,132,506
Franco-Nevada Corp. (USD)	232,200	33,111,720
G Mining Ventures Corp. *	10,281,966	8,459,968
G2 Goldfields Inc. (USD)	3,905,600	2,365,192
G2 Goldfields, Inc. *	1,127,000	689,089
Galway Metals, Inc. * † ‡	5,301,789	1,520,800
Goldsource Mines, Inc. * ‡	4,314,354	1,025,870
Kinross Gold Corp. (USD)	8,132,418	38,791,634
Liberty Gold Corp. * ‡	21,139,114	6,941,321
Liberty Gold Corp. * ‡ ø	10,822,000	3,512,708
Lundin Gold, Inc.	593,100	7,096,158
Marathon Gold Corp. *	5,663,251	3,462,716
O3 Mining, Inc. *	1,807,700	2,087,776
Orezone Gold Corp. * †	14,851,106	14,125,226
Osisko Gold Royalties Ltd. (USD) †	1,875,800	28,831,046
Osisko Mining, Inc. *	3,682,160	8,950,032
Probe Gold, Inc. * †	3,434,223	3,940,380
Pure Gold Mining, Inc. * ø	5,058,500	4
Pure Gold Mining, Inc. ø	18,800,000	14
Reunion Gold Corp. *	30,191,820	11,281,337
Rio2 Ltd. *	8,014,056	1,724,103
Silver Tiger Metals, Inc. *	5,982,500	959,639
Skeena Resources Ltd. *	1,264,550	6,099,622
Snowline Gold Corp. * †	1,322,000	3,702,299
SSR Mining, Inc. (USD)	993,650	14,089,957
West Red Lake Gold Mines Ltd. ‡ ø	11,157,000	4,614,059
		373,011,148
Mexico: 1.8%
Fresnillo Plc (GBP)	786,091	6,099,686
GoGold Resources, Inc. (CAD) *	3,120,018	3,579,866
	Number of Shares	Value
Mexico (continued)
GoGold Resources, Inc. (CAD) *	2,725,643	$3,086,216
		12,765,768
South Africa: 1.7%
Gold Fields Ltd. (ADR) †	882,000	12,198,060
Tanzania: 1.2%
AngloGold Ashanti Ltd. (ADR)	407,000	8,583,630
Turkey: 1.3%
Eldorado Gold Corp. (USD) * †	904,033	9,130,733
United Kingdom: 6.8%
Endeavour Mining Plc (CAD)	2,042,831	48,960,094
United States: 9.9%
Newmont Corp.	657,326	28,041,527
Royal Gold, Inc.	375,600	43,111,368
		71,152,895
Total Common Stocks (Cost: $472,681,138)		714,090,616

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 ∞	639,000	0
Marathon Gold Corp., CAD 1.35, exp. 09/19/24 ∞	635,000	88,712
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 ∞	1,649,000	0
Reunion Gold Corp., CAD 0.39, exp. 07/06/24 ∞	3,605,160	474,290
Total Warrants (Cost: $340,591)		563,002

MONEY MARKET FUND: 0.3% (Cost: $2,446,975)
Invesco Treasury Portfolio - Institutional Class	2,446,975	2,446,975
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $475,468,704)		717,100,593

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $134,915)
State Street Navigator Securities Lending Government Money Market Portfolio	134,915	134,915

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Total Investments: 100.1% (Cost: $475,603,619)		$717,235,508
Liabilities in excess of other assets: (0.1)%		(477,315)
NET ASSETS: 100.0%		$716,758,193

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,296,987.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
ø	Restricted Security – the aggregate value of restricted securities is $8,126,785, or 1.1% of net assets
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of June 30, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Liberty Gold Corp.	10/04/2021	10,822,000	$5,138,855	$3,512,708	0.5%
Pure Gold Mining, Inc.	05/16/2022	18,800,000	2,194,296	14	0.0%
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	4	0.0%
West Red Lake Gold Mines Ltd.	04/18/2023	11,157,000	2,915,338	4,614,059	0.6%
			$13,819,704	$8,126,785	1.1%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	96.0%	$688,421,353
Precious Metals & Minerals	1.7	11,711,992
Diversified Metals & Mining	1.4	9,980,768
Silver	0.6	4,539,505
Money Market Fund	0.3	2,446,975
	100.0%	$717,100,593

Transactions in securities of affiliates for the period ended June 30, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023
Benchmark Metals, Inc.	$3,052,381	$–	$–	$–	$–	$(919,875)	$–(a)
Benchmark Metals, Inc.*	2,151	–	–	–	–	(2,150)	–(a)
Galway Metals, Inc.	2,643,064	–	–	–	–	(1,122,264)	1,520,800
Goldsource Mines, Inc.	1,417,937	–	–	–	–	(392,067)	1,025,870
Liberty Gold Corp.	9,196,827	–	(384,749)	(545,774)	–	(1,324,983)	6,941,321
Liberty Gold Corp.ø	4,475,864	–	–	–	–	(963,156)	3,512,708
West Red Lake Gold Mines Ltd.ø	–	2,915,338	–	–	–	1,698,721	4,614,059
	$20,788,224	$2,915,338	$(384,749)	$(545,774)	$–	$(3,025,774)	$17,614,758

See Notes to Financial Statements

24

Footnotes:

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
*	Warrants
ø	Restricted Security.

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$140,652,701	$—	$140,652,701
Brazil	37,635,587	—	—	37,635,587
Canada	364,490,779	8,520,369	—	373,011,148
Mexico	3,579,866	9,185,902	—	12,765,768
South Africa	12,198,060	—	—	12,198,060
Tanzania	8,583,630	—	—	8,583,630
Turkey	9,130,733	—	—	9,130,733
United Kingdom	48,960,094	—	—	48,960,094
United States	71,152,895	—	—	71,152,895
Warrants *	—	—	563,002	563,002
Money Market Funds	2,581,890	—	—	2,581,890
Total Investments	$558,313,534	$158,358,972	$563,002	$717,235,508

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

25

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.5%
Banks: 5.9%
Bank of America Corp.	7,653	$219,565
US Bancorp	12,906	426,414
Wells Fargo & Co.	10,704	456,847
		1,102,826
Capital Goods: 9.7%
3M Co.	4,176	417,976
Allegion Plc	3,934	472,159
Emerson Electric Co.	5,171	467,407
Masco Corp.	8,146	467,417
		1,824,959
Commercial & Professional Services: 5.3%
Equifax, Inc.	2,031	477,894
TransUnion	6,557	513,610
		991,504
Consumer Discretionary Distribution & Retail: 3.6%
Amazon.com, Inc. *	2,171	283,012
Etsy, Inc. *	4,584	387,852
		670,864
Consumer Durables & Apparel: 3.7%
NIKE, Inc.	2,107	232,550
Polaris, Inc.	3,822	462,194
		694,744
Consumer Services: 2.6%
Domino’s Pizza, Inc.	1,421	478,863
Financial Services: 9.7%
Berkshire Hathaway, Inc. *	673	229,493
BlackRock, Inc.	326	225,312
Charles Schwab Corp.	4,055	229,837
Intercontinental Exchange, Inc.	4,205	475,501
MarketAxess Holdings, Inc.	831	217,240
The Bank of New York Mellon Corp.	5,161	229,768
Tradeweb Markets, Inc.	3,261	223,313
		1,830,464
Food, Beverage & Tobacco: 3.6%
Constellation Brands, Inc.	972	239,238
Kellogg Co.	6,597	444,638
		683,876
Health Care Equipment & Services: 7.7%
Medtronic Plc	5,371	473,185
Veeva Systems, Inc. *	2,431	480,682
Zimmer Biomet Holdings, Inc.	3,315	482,664
		1,436,531
Household & Personal Products: 1.3%
Estee Lauder Cos, Inc.	1,245	244,493
	Number of Shares	Value
Materials: 6.0%
Corteva, Inc.	3,884	$222,553
Ecolab, Inc.	2,602	485,768
International Flavors & Fragrances, Inc.	5,253	418,086
		1,126,407
Media & Entertainment: 8.8%
Alphabet, Inc. *	3,945	472,217
Comcast Corp.	11,173	464,238
Meta Platforms, Inc. *	1,081	310,225
Walt Disney Co. *	4,637	413,991
		1,660,671
Pharmaceuticals, Biotechnology & Life Sciences: 10.4%
Agilent Technologies, Inc.	1,935	232,684
Amgen, Inc.	1,020	226,460
Biogen, Inc. *	1,508	429,554
Gilead Sciences, Inc.	5,630	433,904
Pfizer, Inc.	10,861	398,381
Waters Corp. *	877	233,756
		1,954,739
Semiconductors & Semiconductor Equipment: 5.0%
Lam Research Corp.	406	261,001
Microchip Technology, Inc.	2,438	218,421
Teradyne, Inc.	4,100	456,453
		935,875
Software & Services: 16.2%
Adobe, Inc. *	594	290,460
Fortinet, Inc. *	3,484	263,356
Guidewire Software, Inc. *	3,115	236,989
Intuit, Inc.	528	241,924
Microsoft Corp.	759	258,470
Roper Technologies, Inc.	487	234,150
Salesforce, Inc. *	2,248	474,913
ServiceNow, Inc. *	491	275,927
Tyler Technologies, Inc. *	1,220	508,093
Workday, Inc. *	1,151	259,999
		3,044,281
Total Common Stocks (Cost: $16,861,551)		18,681,097

MONEY MARKET FUND: 0.4% (Cost: $79,855)
Invesco Treasury Portfolio - Institutional Class	79,855	79,855
Total Investments: 99.9% (Cost: $16,941,406)		18,760,952
Other assets less liabilities: 0.1%		26,070
NET ASSETS: 100.0%		$18,787,022

Footnotes:

*	Non-income producing

See Notes to Financial Statements

26

Summary of Investments by Sector	% of Investments	Value
Information Technology	21.2%	$3,980,156
Health Care	18.1	3,391,270
Financials	15.7	2,933,290
Industrials	15.0	2,816,463
Consumer Discretionary	9.9	1,844,471
Communication Services	8.8	1,660,671
Materials	6.0	1,126,407
Consumer Staples	4.9	928,369
Money Market Fund	0.4	79,855
	100.0%	$18,760,952

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$18,681,097	$—	$—	$18,681,097
Money Market Fund	79,855	—	—	79,855
Total Investments	$18,760,952	$—	$—	$18,760,952

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

27

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Emerging Markets Leaders Fund
Assets:
Investments, at value (1) (2)	$551,493,646	$69,401,719	$861,865,553	$5,344,893
Short-term investments held as collateral for securities loaned (3)	6,024	—	4,435,916	—
Total return swap contracts, at value	4,326,297	—	—	—
Cash	13,241,478	47,112	—	—
Cash denominated in foreign currency, at value (4)	—	15,243	676,861	22,474
Receivables:
Investment securities sold	—	921,055	322,952	—
Shares of beneficial interest sold	2,582,264	432,871	776,968	—
Due from Adviser	—	—	—	10,896
Dividends and interest	134,660	1,428,914	3,331,441	3,479
Due from custodian	—	—	—	—
Prepaid expenses	1,174	28	7,673	4
Total assets	571,785,543	72,246,942	871,417,364	5,381,746
Liabilities:
Payables:
Investment securities purchased	—	292,737	—	54,505
Shares of beneficial interest redeemed	797,105	9,772	1,005,247	—
Collateral for securities loaned	6,024	—	4,435,916	—
Line of credit	—	—	193,849	—
Due to Adviser	194,813	32,148	378,685	—
Due to Distributor	6,567	1,531	22,866	181
Deferred Trustee fees	357,998	14,658	1,309,377	773
Accrued expenses	593,398	62,697	4,986,774	52,401
Unrealized depreciation on forward foreign currency contracts	—	72	—	—
Total liabilities	1,955,905	413,615	12,332,714	107,860
NET ASSETS	$569,829,638	$71,833,327	$859,084,650	$5,273,886
Net Assets consist of:
Aggregate paid in capital	$727,185,198	$105,840,880	$1,137,466,428	$6,056,684
Total distributable loss	(157,355,560)	(34,007,553)	(278,381,778)	(782,798)
NET ASSETS	$569,829,638	$71,833,327	$859,084,650	$5,273,886
(1) Value of securities on loan	$41,803,383	$—	$8,260,996	$—
(2) Cost of investments	$551,515,766	$68,136,335	$854,186,670	$5,436,741
(3) Cost of short-term investments held as collateral for securities loaned	$6,024	$—	$4,435,916	$—
(4) Cost of cash denominated in foreign currency	$—	$15,336	$676,185	$22,474

See Notes to Financial Statements

28

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited) (continued)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Emerging Markets Leaders Fund
Class A Shares:
Net Assets	$26,919,229	$7,824,484	$65,863,975	$873,320
Shares of beneficial interest outstanding	6,139,662	1,458,836	5,157,726	40,291
Net asset value and redemption price per share	$4.38	$5.36	$12.77	$21.68
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$4.65	$5.69	$13.55	$23.00
Class C Shares:
Net Assets	N/A	N/A	$10,114,831	N/A
Shares of beneficial interest outstanding	N/A	N/A	925,098	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	$10.93	N/A
Class I Shares:
Net Assets	$214,716,355	$27,467,181	$354,716,326	$1,760,695
Shares of beneficial interest outstanding	47,092,535	5,074,877	25,938,330	81,007
Net asset value and redemption price per share	$4.56	$5.41	$13.68	$21.74
Class Y Shares:
Net Assets	$328,194,054	$36,541,662	$352,641,650	$1,758,346
Shares of beneficial interest outstanding	72,354,974	6,741,256	26,982,705	80,936
Net asset value and redemption price per share	$4.54	$5.42	$13.07	$21.73
Class Z Shares:
Net Assets	N/A	N/A	$75,747,868	$881,525
Shares of beneficial interest outstanding	N/A	N/A	5,521,250	40,539
Net asset value and redemption price per share	N/A	N/A	$13.72	$21.75

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

29

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund (a)	VanEck Morningstar Wide Moat Fund
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$4,239,988	$789,588,170	$699,485,835	$18,760,952
Affiliated issuers (3)	—	—	17,614,758	—
Short-term investments held as collateral for securities loaned (4)	320,593	14,618,467	134,915	—
Cash	—	—	56,278	833
Cash denominated in foreign currency, at value (5)	1,464	44,580	14,381	—
Receivables:
Investment securities sold	—	—	95,293	—
Shares of beneficial interest sold	—	13,526,996	764,991	64,298
Due from Adviser	13,722	—	—	6,881
Dividends and interest	5,220	3,201,941	623,574	18,477
Due from custodian	—	—	—	—
Prepaid expenses	6	7,652	22,590	27
Total assets	4,580,993	820,987,806	718,812,615	18,851,468
Liabilities:
Payables:
Investment securities purchased	—	12,682,268	—	—
Shares of beneficial interest redeemed	—	665,337	380,915	54
Collateral for securities loaned	320,593	14,618,467	134,915	—
Due to Adviser	—	557,010	406,699	—
Due to Distributor	172	37,964	91,022	—
Deferred Trustee fees	1,283	487,453	496,524	8,001
Accrued expenses	25,599	997,920	544,347	56,391
Total liabilities	347,647	30,046,419	2,054,422	64,446
NET ASSETS	$4,233,346	$790,941,387	$716,758,193	$18,787,022
Net Assets consist of:
Aggregate paid in capital	$5,434,298	$1,612,175,411	$909,096,922	$16,677,495
Total distributable earnings (loss)	(1,200,952)	(821,234,024)	(192,338,729)	2,109,527
NET ASSETS	$4,233,346	$790,941,387	$716,758,193	$18,787,022
(1) Value of securities on loan	$520,870	$78,969,687	$9,296,987	$—
(2) Cost of investments - Unaffiliated issuers	$5,199,480	$635,458,654	$449,810,376	$16,941,406
(3) Cost of investments - Affiliated issuers	$—	$—	$25,658,328	$—
(4) Cost of short-term investments held as collateral for securities loaned	$320,593	$14,618,467	$134,915	$—
(5) Cost of cash denominated in foreign currency	$1,524	$44,888	$14,395	$—

See Notes to Financial Statements

30

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited) (continued)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund (a)	VanEck Morningstar Wide Moat Fund
Class A Shares:
Net Assets	$839,830	$119,889,435	$257,133,608	N/A
Shares of beneficial interest outstanding	43,587	3,077,843	27,549,587	N/A
Net asset value and redemption price per share	$19.27	$38.95	$9.33	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$20.44	$41.33	$9.90	N/A
Class C Shares:
Net Assets	N/A	$10,937,632	$35,028,432	N/A
Shares of beneficial interest outstanding	N/A	333,861	4,586,961	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	$32.76	$7.64	N/A
Class I Shares:
Net Assets	$1,820,324	$416,990,287	$158,741,077	$2,336,248
Shares of beneficial interest outstanding	94,200	10,161,174	12,259,369	73,144
Net asset value and redemption price per share	$19.32	$41.04	$12.95	$31.94
Class Y Shares:
Net Assets	$1,573,192	$243,124,033	$265,855,076	N/A
Shares of beneficial interest outstanding	81,501	6,109,262	27,494,507	N/A
Net asset value and redemption price per share	$19.30	$39.80	$9.67	N/A
Class Z Shares:
Net Assets	N/A	N/A	N/A	$16,450,774
Shares of beneficial interest outstanding	N/A	N/A	N/A	522,744
Net asset value and redemption price per share	N/A	N/A	N/A	$31.47

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

31

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	CM Commodity Index Fund(a)	Emerging Markets Bond Fund	Emerging Markets Fund	Emerging Markets Leaders Fund
Income:
Dividends - unaffiliated issuers	$662,044	$69,185	$11,599,417	$53,130
Interest	12,245,854	1,291,132	—	—
Securities lending income	174,226	1,518	81,858	296
Foreign taxes withheld	—	(35,519)	(894,898)	(4,949)
Total income	13,082,124	1,326,316	10,786,377	48,477
Expenses:
Management fees	1,838,711	143,567	3,462,650	19,752
Administration fees	—	—	1,154,216	—
Distribution fees – Class A	32,242	7,505	78,815	1,092
Distribution fees – Class C	—	—	54,925	—
Transfer agent fees – Class A	40,518	9,951	69,136	6,146
Transfer agent fees – Class C	—	—	17,058	—
Transfer agent fees – Class I	160,674	8,975	222,385	6,005
Transfer agent fees – Class Y	294,013	8,799	253,781	5,943
Transfer agent fees – Class Z		—	6,874	5,510
Custodian fees	13,268	14,345	225,360	11,755
Professional fees	50,324	43,880	43,112	37,549
Registration fees – Class A	11,235	7,633	15,145	4,122
Registration fees – Class C	—	—	7,777	—
Registration fees – Class I	11,481	7,918	8,529	4,122
Registration fees – Class Y	16,376	7,636	10,435	4,122
Registration fees – Class Z	—	—	7,913	4,118
Reports to shareholders	36,864	3,453	32,725	1,116
Insurance	21,549	3,906	44,243	3,829
Trustees’ fees and expenses	125,527	3,323	395,198	334
Interest	—	2,148	100,706	81
Other	6,883	3,638	8,119	738
Total expenses	2,659,665	276,677	6,219,102	116,334
Waiver of management fees	(701,579)	(89,881)	(1,064,284)	(19,752)
Expenses assumed by the Adviser	—	(3,196)	—	(71,057)
Net expenses	1,958,086	183,600	5,154,818	25,525
Net investment income	11,124,038	1,142,716	5,631,559	22,952
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)	—	(614,778)	(65,023,573)	(342,045)
Swap contracts	(38,801,925)	—	—	—
Forward foreign currency contracts	—	(5,725)	43	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(2,045)	(358,123)	143
Net realized loss	(38,801,925)	(622,548)	(65,381,653)	(341,902)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	(80,429)	1,522,386	99,623,253	591,395
Investments - affiliated issuers	—	—	—	—
Swap contracts	(768,599)	—	—	—
Forward foreign currency contracts	—	(72)	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	20,964	(367,508)	(5,962)
Net change in unrealized appreciation (depreciation)	(849,028)	1,543,278	99,255,745	585,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,526,915)	$2,063,446	$39,505,651	$266,483
(1) Net of foreign taxes	$—	$1,594	$231,539	$—
(2) Net of foreign taxes	$—	$(11,948)	$(573,490)	$(2,782)

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

32

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund(a)	VanEck Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$45,590	$16,823,662	$5,825,012	$120,026
Interest	—	2,074	168	—
Securities lending income	15,153	886,429	40,305	—
Foreign taxes withheld	(4,773)	(988,904)	(550,460)	—
Total income	55,970	16,723,261	5,315,025	120,026
Expenses:
Management fees	15,360	4,518,214	2,625,795	37,987
Administration fees	—	—	915,187	—
Distribution fees – Class A	1,016	161,157	327,617	—
Distribution fees – Class C	—	61,075	185,925	—
Transfer agent fees – Class A	7,273	125,949	175,207	—
Transfer agent fees – Class C	—	17,699	30,688	—
Transfer agent fees – Class I	7,208	171,360	63,832	7,571
Transfer agent fees – Class Y	7,039	154,433	118,897	—
Transfer agent fees – Class Z	—	—	—	6,697
Custodian fees	10,292	18,804	19,687	8,250
Professional fees	36,894	42,484	39,570	38,969
Registration fees – Class A	8,279	9,144	14,461	—
Registration fees – Class C	—	8,790	7,337	—
Registration fees – Class I	8,279	8,302	10,731	8,075
Registration fees – Class Y	8,279	7,195	16,557	—
Registration fees – Class Z	—	—	—	7,956
Reports to shareholders	3,617	24,987	27,867	4,433
Insurance	3,817	21,991	21,886	3,918
Trustees’ fees and expenses	782	25,431	152,126	4,493
Interest	—	2,986	3,680	886
Other	1,297	12,354	7,700	1,057
Total expenses	119,432	5,392,355	4,764,750	130,292
Waiver of management fees	(15,360)	(492,420)	(160,539)	(37,987)
Expenses assumed by the Adviser	(82,636)	—	—	(48,997)
Net expenses	21,436	4,899,935	4,604,211	43,308
Net investment income	34,534	11,823,326	710,814	76,718
Net realized gain (loss) on:
Investments - unaffiliated issuers	(50,471)	36,514,837	7,158,690	774,504
Investments - affiliated issuers	—	—	(545,774)	—
In-kind redemptions	—	1,123,961	—	—
Forward foreign currency contracts	—	—	(3,726)	—
Foreign currency transactions and foreign denominated assets and liabilities	10	41,149	(15,241)	—
Net realized gain (loss)	(50,461)	37,679,947	6,593,949	774,504
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	282,007	(103,635,079)	30,032,693	2,600,301
Investments - affiliated issuers	—	—	(3,025,774)	—
Forward foreign currency contracts	—	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	(258)	729	1,306	—
Net change in unrealized appreciation (depreciation)	281,749	(103,634,350)	27,008,225	2,600,301
Net Increase (Decrease) in Net Assets Resulting from Operations	$265,822	$(54,131,077)	$34,312,988	$3,451,523

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

33

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Bond Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$11,124,038	$5,085,215	$1,142,716	$914,709
Net realized gain (loss)	(38,801,925)	93,844,392	(622,548)	(2,271,973)
Net change in unrealized appreciation (depreciation)	(849,028)	(933,907)	1,543,278	59,659
Net increase (decrease) in net assets resulting from operations	(28,526,915)	97,995,700	2,063,446	(1,297,605)
Distributions to shareholders:
Distributable earnings
Class A	—	(4,828,828)	(182,581)	(184,430)
Class I	—	(55,538,881)	(500,238)	(171,838)
Class Y	—	(68,337,110)	(522,554)	(91,975)
	—	(128,704,819)	(1,205,373)	(448,243)
Return of capital
Class A	—	—	—	(208,178)
Class I	—	—	—	(154,015)
Class Y	—	—	—	(101,846)
	—	—	—	(464,039)
Total distributions	—	(128,704,819)	(1,205,373)	(912,282)
Share transactions:
Proceeds from sale of shares
Class A	12,787,426	25,110,916	2,692,750	545,660
Class I	37,840,496	99,368,090	25,600,509	192,609
Class Y	75,316,757	237,710,663	34,791,130	297,140
	125,944,679	362,189,669	63,084,389	1,035,409
Reinvestment of distributions
Class A	—	4,065,494	143,954	308,832
Class I	—	24,121,495	476,887	263,798
Class Y	—	66,044,100	509,650	190,797
	—	94,231,089	1,130,491	763,427
Cost of shares redeemed
Class A	(7,044,250)	(36,999,214)	(325,612)	(1,068,136)
Class I	(46,141,678)	(175,781,555)	(917,285)	(2,948,136)
Class Y	(53,391,619)	(290,311,209)	(1,481,364)	(1,322,466)
	(106,577,547)	(503,091,978)	(2,724,261)	(5,338,738)
Increase (decrease) in net assets resulting from share transactions	19,367,132	(46,671,220)	61,490,619	(3,539,902)
Total increase (decrease) in net assets	(9,159,783)	(77,380,339)	62,348,692	(5,749,789)
Net Assets, beginning of period	578,989,421	656,369,760	9,484,635	15,234,424
Net Assets, end of period	$569,829,638	$578,989,421	$71,833,327	$9,484,635

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

34

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Fund		Emerging Markets Leaders Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Period Ended December 31, 2022(a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$5,631,559	$14,927,751	$22,952	$31,357
Net realized loss	(65,381,653)	(180,663,741)	(341,902)	(339,385)
Net change in unrealized appreciation (depreciation)	99,255,745	(386,053,063)	585,433	(684,741)
Net increase (decrease) in net assets resulting from operations	39,505,651	(551,789,053)	266,483	(992,769)
Distributions to shareholders:
Distributable earnings
Class A	—	(2,319,726)	—	(5,940)
Class C	—	(399,998)	—	—
Class I	—	(16,864,626)	—	(20,520)
Class Y	—	(17,221,674)	—	(19,072)
Class Z	—	(3,195,238)	—	(10,980)
Total distributions	—	(40,001,262)	—	(56,512)
Share transactions:
Proceeds from sale of shares
Class A	8,844,534	31,447,033	29	1,000,000
Class C	383,095	1,152,871	—	—
Class I	12,914,961	71,644,900	57	2,000,000
Class Y	54,595,163	257,934,890	57	2,000,000
Class Z	7,793,851	50,961,781	29	1,000,000
	84,531,604	413,141,475	172	6,000,000
Reinvestment of distributions
Class A	—	1,955,661	—	5,940
Class C	—	337,551	—	—
Class I	—	13,935,606	—	20,520
Class Y	—	12,566,128	—	19,072
Class Z	—	845,967	—	10,980
	—	29,640,913	—	56,512
Cost of shares redeemed
Class A	(6,094,462)	(65,968,668)	—	—
Class C	(2,073,803)	(7,689,042)	—	—
Class I	(63,831,319)	(362,791,632)	—	—
Class Y	(106,525,186)	(670,947,332)	—	—
Class Z	(8,540,316)	(23,739,288)	—	—
	(187,065,086)	(1,131,135,962)	—	—
Increase (decrease) in net assets resulting from share transactions	(102,533,482)	(688,353,574)	172	6,056,512
Total increase (decrease) in net assets	(63,027,831)	(1,280,143,889)	266,655	5,007,231
Net Assets, beginning of period	922,112,481	2,202,256,370	5,007,231	—
Net Assets, end of period	$859,084,650	$922,112,481	$5,273,886	$5,007,231

(a)	For the period March 1, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements

35

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Environmental Sustainability Fund		Global Resources Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$34,534	$17,425	$11,823,326	$23,344,178
Net realized gain (loss)	(50,461)	(165,973)	37,679,947	52,153,544
Net change in unrealized appreciation (depreciation)	281,749	(1,100,244)	(103,634,350)	(23,452,096)
Net increase (decrease) in net assets resulting from operations	265,822	(1,248,792)	(54,131,077)	52,045,626
Distributions to shareholders:
Distributable earnings
Class A	—	(10,771)	—	(3,442,432)
Class C	—	—	—	(290,916)
Class I	—	(28,426)	—	(14,127,324)
Class Y	—	(23,653)	—	(8,140,878)
Total distributions	—	(62,850)	—	(26,001,550)
Share transactions:
Proceeds from sale of shares
Class A	410	83,343	5,677,846	35,153,850
Class C	—	—	310,078	4,128,658
Class I	34,023	69,278	60,957,900	202,012,496
Class Y	—	22,397	35,650,293	163,313,291
	34,433	175,018	102,596,117	404,608,295
Reinvestment of distributions
Class A	—	10,771	—	3,013,538
Class C	—	—	—	250,771
Class I	—	28,425	—	8,275,196
Class Y	—	23,653	—	6,440,327
	—	62,849	—	17,979,832
Cost of shares redeemed
Class A	—	(36,635)	(18,089,962)	(57,756,948)
Class C	—	—	(2,022,201)	(5,367,146)
Class I	(15,535)	(5,663)	(118,026,139)	(106,744,231)
Class Y	(7,262)	(8,755)	(78,467,371)	(103,339,965)
	(22,797)	(51,053)	(216,605,673)	(273,208,290)
Increase (decrease) in net assets resulting from share transactions	11,636	186,814	(114,009,556)	149,379,837
Total increase (decrease) in net assets	277,458	(1,124,828)	(168,140,633)	175,423,913
Net Assets, beginning of period	3,955,888	5,080,716	959,082,020	783,658,107
Net Assets, end of period	$4,233,346	$3,955,888	$790,941,387	$959,082,020

See Notes to Financial Statements

36

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Investors Gold Fund (a)		VanEck Morningstar Wide Moat Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$710,814	$3,435,525	$76,718	$188,951
Net realized gain (loss)	6,593,949	(4,715,400)	774,504	661,455
Net change in unrealized appreciation (depreciation)	27,008,225	(126,323,652)	2,600,301	(3,344,544)
Net increase (decrease) in net assets resulting from operations	34,312,988	(127,603,527)	3,451,523	(2,494,138)
Distributions to shareholders:
Distributable earnings
Class I	—	—	—	(317,856)
Class Z	—	—	—	(1,392,066)
Total distributions	—	—	—	(1,709,922)
Share transactions:
Proceeds from sale of shares
Class A	33,167,694	49,069,654	—	—
Class C	1,798,515	5,527,125	—	—
Class I	12,097,820	65,767,172	—	3,076
Class Y	46,814,651	128,188,288	—	—
Class Z	—	—	978,919	1,704,261
	93,878,680	248,552,239	978,919	1,707,337
Reinvestment of distributions
Class I	—	—	—	317,856
Class Z	—	—	—	1,392,066
	—	—	—	1,709,922
Cost of shares redeemed
Class A	(31,025,577)	(64,178,507)	—	—
Class C	(4,075,034)	(11,531,051)	—	—
Class I	(17,373,488)	(89,152,154)	—	(1,325,225)
Class Y	(34,754,050)	(140,237,775)	—	—
Class Z	—	—	(837,918)	(1,009,650)
	(87,228,149)	(305,099,487)	(837,918)	(2,334,875)
Increase (decrease) in net assets resulting from share transactions	6,650,531	(56,547,248)	141,001	1,082,384
Total increase (decrease) in net assets	40,963,519	(184,150,775)	3,592,524	(3,121,676)
Net Assets, beginning of period	675,794,674	859,945,449	15,194,498	18,316,174
Net Assets, end of period	$716,758,193	$675,794,674	$18,787,022	$15,194,498

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

37

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$4.61		$5.05	$4.66	$4.61	$4.29	$4.87
Net investment income (loss) (a)	0.08		0.02	(0.05)	(0.01)	0.06	0.04
Net realized and unrealized gain (loss) on investments	(0.31)		0.74	1.57	0.06 (b)	0.30	(0.60)
Total from investment operations	(0.23)		0.76	1.52	0.05	0.36	(0.56)
Distributions from:
Net investment income	—		(1.20)	(1.13)	— (c)	(0.04)	(0.02)
Net asset value, end of period	$4.38		$4.61	$5.05	$4.66	$4.61	$4.29
Total return (d)	(4.99)%	(e)	15.29%	32.96%	1.11%	8.37%	(11.42)%

Ratios to average net assets
Gross expenses	1.39%	(f)	1.36%	1.38%	1.41%	1.43%	1.39%
Net expenses	0.95%	(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	3.71%	(f)	0.39%	(0.91)%	(0.28)%	1.24%	0.88%
Supplemental data
Net assets, end of period (in millions)	$27		$22	$31	$22	$27	$30
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

38

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$4.79		$5.20	$4.78	$4.71	$4.39	$4.98
Net investment income (loss) (a)	0.09		0.04	(0.04)	—	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.32)		0.77	1.61	0.07 (b)	0.30	(0.61)
Total from investment operations	(0.23)		0.81	1.57	0.07	0.37	(0.55)
Distributions from:
Net investment income	—		(1.22)	(1.15)	— (c)	(0.05)	(0.04)
Net asset value, end of period	$4.56		$4.79	$5.20	$4.78	$4.71	$4.39
Total return (d)	(4.80)%	(e)	15.87%	33.07%	1.51%	8.55%	(11.13)%

Ratios to average net assets
Gross expenses	0.90%	(f)	0.92%	0.90%	0.93%	0.97%	0.90%
Net expenses	0.65%	(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	3.97%	(f)	0.72%	(0.61)%	(0.10)%	1.50%	1.19%
Supplemental data
Net assets, end of period (in millions)	$215		$234	$295	$193	$195	$214
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

39

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$4.77		$5.18	$4.76	$4.70	$4.37	$4.96
Net investment income (loss) (a)	0.09		0.04	(0.04)	—	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.32)		0.77	1.61	0.06 (b)	0.31	(0.62)
Total from investment operations	(0.23)		0.81	1.57	0.06	0.38	(0.56)
Distributions from:
Net investment income	—		(1.22)	(1.15)	— (c)	(0.05)	(0.03)
Net asset value, end of period	$4.54		$4.77	$5.18	$4.76	$4.70	$4.37
Total return (d)	(4.82)%	(e)	15.87%	33.14%	1.30%	8.73%	(11.23)%

Ratios to average net assets
Gross expenses	0.93%	(f)	1.00%	0.98%	1.03%	1.04%	1.12%
Net expenses	0.70%	(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	3.93%	(f)	0.70%	(0.64)%	—%	1.53%	1.14%
Supplemental data
Net assets, end of period (in millions)	$328		$323	$330	$209	$247	$219
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

40

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$5.21		$6.07	$6.67	$6.44	$6.15	$7.00
Net investment income (a)	0.17		0.39	0.31	0.39	0.47	0.38
Net realized and unrealized gain (loss) on investments	0.14		(0.87)	(0.60)	0.26	0.28	(0.81)
Total from investment operations	0.31		(0.48)	(0.29)	0.65	0.75	(0.43)
Distributions from:
Net investment income	(0.16)		(0.19)	(0.23)	(0.31)	(0.40)	—
Return of capital	—		(0.19)	(0.08)	(0.11)	(0.06)	(0.42)
Total distributions	(0.16)		(0.38)	(0.31)	(0.42)	(0.46)	(0.42)
Net asset value, end of period	$5.36		$5.21	$6.07	$6.67	$6.44	$6.15
Total return (b)	5.93%	(c)	(7.73)%	(4.43)%	11.24%	12.61%	(6.39)%

Ratios to average net assets
Gross expenses	2.17%	(d)	2.55%	2.33%	2.30%	2.69%	2.05%
Net expenses	1.27%	(d)	1.27%	1.28%	1.25%	1.26%	1.26%
Net expenses excluding interest	1.24%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	6.31%	(d)	7.32%	4.81%	6.40%	7.37%	5.78%
Supplemental data
Net assets, end of period (in millions)	$8		$5	$6	$7	$5	$5
Portfolio turnover rate	113%	(c)	322%	218%	253%	302%	269%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

41

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$5.26		$6.15	$6.77	$6.53	$6.25	$7.13
Net investment income (a)	0.17		0.42	0.33	0.45	0.53	0.40
Net realized and unrealized gain (loss) on investments	0.14		(0.88)	(0.61)	0.23	0.27	(0.83)
Total from investment operations	0.31		(0.46)	(0.28)	0.68	0.80	(0.43)
Distributions from:
Net investment income	(0.16)		(0.21)	(0.25)	(0.32)	(0.45)	—
Return of capital	—		(0.22)	(0.09)	(0.12)	(0.07)	(0.45)
Total distributions	(0.16)		(0.43)	(0.34)	(0.44)	(0.52)	(0.45)
Net asset value, end of period	$5.41		$5.26	$6.15	$6.77	$6.53	$6.25
Total return (b)	6.01%	(c)	(7.21)%	(4.30)%	11.60%	13.09%	(6.21)%

Ratios to average net assets
Gross expenses	1.47%	(d)	2.51%	1.74%	1.73%	2.18%	1.33%
Net expenses	0.94%	(d)	0.97%	0.96%	0.95%	0.96%	0.96%
Net expenses excluding interest	0.93%	(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	6.42%	(d)	7.69%	5.01%	7.31%	8.27%	5.91%
Supplemental data
Net assets, end of period (in millions)	$27		$2	$6	$16	$18	$10
Portfolio turnover rate	113%	(c)	322%	218%	253%	302%	269%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

42

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$5.26		$6.12	$6.73	$6.49	$6.23	$7.10
Net investment income (a)	0.17		0.40	0.32	0.46	0.47	0.39
Net realized and unrealized gain (loss) on investments	0.15		(0.87)	(0.60)	0.22	0.32	(0.82)
Total from investment operations	0.32		(0.47)	(0.28)	0.68	0.79	(0.43)
Distributions from:
Net investment income	(0.16)		(0.19)	(0.25)	(0.32)	(0.46)	—
Return of capital	—		(0.20)	(0.08)	(0.12)	(0.07)	(0.44)
Total distributions	(0.16)		(0.39)	(0.33)	(0.44)	(0.53)	(0.44)
Net asset value, end of period	$5.42		$5.26	$6.12	$6.73	$6.49	$6.23
Total return (b)	6.13%	(c)	(7.44)%	(4.33)%	11.59%	13.05%	(6.30)%

Ratios to average net assets
Gross expenses	1.37%	(d)	2.91%	2.51%	2.78%	2.60%	1.65%
Net expenses	1.00%	(d)	1.02%	1.03%	1.00%	1.02%	1.01%
Net expenses excluding interest	0.99%	(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	6.34%	(d)	7.51%	4.99%	7.42%	7.34%	5.83%
Supplemental data
Net assets, end of period (in millions)	$37		$2	$3	$3	$3	$5
Portfolio turnover rate	113%	(c)	322%	218%	253%	302%	269%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

43

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$12.25		$17.02	$20.96	$18.03	$14.14	$18.44
Net investment income (loss) (a)	0.05		0.09	(0.04)	(0.08)	0.31	0.03
Net realized and unrealized gain (loss) on investments	0.47		(4.39)	(2.52)	3.04	3.86	(4.33)
Total from investment operations	0.52		(4.30)	(2.56)	2.96	4.17	(4.30)
Distributions from:
Net investment income	—		(0.47)	—	(0.03)	(0.28)	— (b)
Net realized capital gains	—		—	(1.38)	—	—	—
Total distributions	—		(0.47)	(1.38)	(0.03)	(0.28)	—
Net asset value, end of period	$12.77		$12.25	$17.02	$20.96	$18.03	$14.14
Total return (c)	4.24%	(d)	(25.23)%	(12.15)%	16.43%	29.52%	(23.30)%

Ratios to average net assets
Gross expenses	1.70%	(e)	1.54%	1.45%	1.47%	1.53%	1.50%
Net expenses	1.62%	(e)	1.54%	N/A	N/A	N/A	N/A
Net expenses excluding interest	1.60%	(e)	1.53%	N/A	N/A	N/A	N/A
Net investment income (loss)	0.80%	(e)	0.65%	(0.19)%	(0.47)%	1.86%	0.17%
Supplemental data
Net assets, end of period (in millions)	$66		$60	$130	$157	$138	$118
Portfolio turnover rate	6%	(d)	11%	38%	30%	24%	39%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

44

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$10.54		$14.70	$18.47	$16.02	$12.60	$16.55
Net investment income (loss) (a)	(0.01)		(0.03)	(0.18)	(0.19)	0.16	(0.09)
Net realized and unrealized gain (loss) on investments	0.40		(3.77)	(2.21)	2.67	3.43	(3.86)
Total from investment operations	0.39		(3.80)	(2.39)	2.48	3.59	(3.95)
Distributions from:
Net investment income	—		(0.36)	—	(0.03)	(0.17)	—
Net realized capital gains	—		—	(1.38)	—	—	—
Total distributions	—		(0.36)	(1.38)	(0.03)	(0.17)	—
Net asset value, end of period	$10.93		$10.54	$14.70	$18.47	$16.02	$12.60
Total return (b)	3.70%	(c)	(25.82)%	(12.87)%	15.49%	28.51%	(23.87)%

Ratios to average net assets
Gross expenses	2.64%	(d)	2.43%	2.25%	2.27%	2.32%	2.27%
Net expenses	2.52%	(d)	2.43%	N/A	N/A	N/A	N/A
Net expenses excluding interest	2.50%	(d)	2.42%	N/A	N/A	N/A	N/A
Net investment income (loss)	(0.20)%	(d)	(0.25)%	(0.98)%	(1.25)%	1.12%	(0.57)%
Supplemental data
Net assets, end of period (in millions)	$10		$11	$24	$33	$37	$30
Portfolio turnover rate	6%	(c)	11%	38%	30%	24%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

45

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$13.08		$18.16	$22.21	$19.01	$14.90	$19.46
Net investment income (a)	0.09		0.17	0.06	— (b)	0.43	0.12
Net realized and unrealized gain (loss) on investments	0.51		(4.68)	(2.69)	3.23	4.05	(4.58)
Total from investment operations	0.60		(4.51)	(2.63)	3.23	4.48	(4.46)
Distributions from:
Net investment income	—		(0.57)	(0.04)	(0.03)	(0.37)	(0.10)
Net realized capital gains	—		—	(1.38)	—	—	—
Total distributions	—		(0.57)	(1.42)	(0.03)	(0.37)	(0.10)
Net asset value, end of period	$13.68		$13.08	$18.16	$22.21	$19.01	$14.90
Total return (c)	4.59%	(d)	(24.81)%	(11.76)%	17.00%	30.11%	(22.88)%

Ratios to average net assets
Gross expenses	1.31%	(e)	1.19%	1.14%	1.12%	1.16%	1.14%
Net expenses	1.02%	(e)	1.01%	1.00%	1.00%	1.00%	1.00%
Net expenses excluding interest	1.00%	(e)	1.00%	N/A	N/A	N/A	N/A
Net investment income (loss)	1.32%	(e)	1.17%	0.28%	(0.02)%	2.46%	0.68%
Supplemental data
Net assets, end of period (in millions)	$355		$387	$900	$1,158	$804	$575
Portfolio turnover rate	6%	(d)	11%	38%	30%	24%	39%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

46

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$12.51		$17.39	$21.33	$18.28	$14.33	$18.73
Net investment income (loss) (a)	0.08		0.15	0.03	(0.02)	0.39	0.10
Net realized and unrealized gain (loss) on investments	0.48		(4.48)	(2.57)	3.10	3.92	(4.41)
Total from investment operations	0.56		(4.33)	(2.54)	3.08	4.31	(4.31)
Distributions from:
Net investment income	—		(0.55)	(0.02)	(0.03)	(0.36)	(0.09)
Net realized capital gains	—		—	(1.38)	—	—	—
Total distributions	—		(0.55)	(1.40)	(0.03)	(0.36)	(0.09)
Net asset value, end of period	$13.07		$12.51	$17.39	$21.33	$18.28	$14.33
Total return (b)	4.48%	(c)	(24.87)%	(11.84)%	16.86%	30.07%	(23.03)%

Ratios to average net assets
Gross expenses	1.31%	(d)	1.21%	1.13%	1.14%	1.18%	1.16%
Net expenses	1.12%	(d)	1.11%	1.10%	1.10%	1.10%	1.10%
Net expenses excluding interest	1.10%	(d)	1.10%	N/A	N/A	N/A	N/A
Net investment income (loss)	1.19%	(d)	1.10%	0.16%	(0.10)%	2.32%	0.59%
Supplemental data
Net assets, end of period (in millions)	$353		$390	$1,086	$1,350	$1,287	$907
Portfolio turnover rate	6%	(c)	11%	38%	30%	24%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

47

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z

	Six Months Ended June 30, 2023		Year Ended December 31,			Period Ended December 31, 2019(a)

			2022	2021	2020
	(unaudited)
Net asset value, beginning of period	$13.12		$18.19	$22.25	$19.03	$18.08
Net investment income (loss) (b)	0.10		0.17	0.07	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.50		(4.67)	(2.69)	3.27	1.34
Total from investment operations	0.60		(4.50)	(2.62)	3.25	1.32
Distributions from:
Net investment income	—		(0.57)	(0.06)	(0.03)	(0.37)
Net realized capital gains	—		—	(1.38)	—	—
Total distributions	—		(0.57)	(1.44)	(0.03)	(0.37)
Net asset value, end of period	$13.72		$13.12	$18.19	$22.25	$19.03
Total return (c)	4.57%	(d)	(24.69)%	(11.71)%	17.09%	7.29%	(d)

Ratios to average net assets
Gross expenses	1.22%	(e)	1.17%	1.08%	1.13%	1.31%	(e)
Net expenses	0.92%	(e)	0.91%	0.90%	0.90%	0.90%	(e)
Net expenses excluding interest	0.90%	(e)	0.90%	N/A	N/A	N/A
Net investment income (loss)	1.47%	(e)	1.26%	0.33%	(0.12)%	(0.27)%	(e)
Supplemental data
Net assets, end of period (in millions)	$76		$73	$63	$74	$6
Portfolio turnover rate	6%	(d)	11%	38%	30%	24%	(d)

(a)	For the period September 16, 2019 (commencement of operations) through December 31, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

48

EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A

	Six Months Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$20.63		$25.00
Net investment income (b)	0.04		0.04
Net realized and unrealized gain (loss) on investments	1.01		(4.26)
Total from investment operations	1.05		(4.22)
Distributions from:
Net investment income	—		(0.15)
Net asset value, end of period	$21.68		$20.63
Total return (c)	5.09%	(d)	(16.88)%	(d)

Ratios to average net assets
Gross expenses	5.46%	(e)	6.18%	(e)
Net expenses	1.45%	(e)	1.48%	(e)
Net expenses excluding interest	1.45%	(e)	1.45%	(e)
Net investment income	0.39%	(e)	0.25%	(e)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate	14%	(d)	19%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

49

EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I

	Six Months Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$20.62		$25.00
Net investment income (b)	0.11		0.15
Net realized and unrealized gain (loss) on investments	1.01		(4.27)
Total from investment operations	1.12		(4.12)
Distributions from:
Net investment income	—		(0.26)
Net asset value, end of period	$21.74		$20.62
Total return (c)	5.43%	(d)	(16.48)%	(d)

Ratios to average net assets
Gross expenses	4.01%	(e)	4.55%	(e)
Net expenses	0.85%	(e)	0.88%	(e)
Net expenses excluding interest	0.85%	(e)	0.85%	(e)
Net investment income	0.99%	(e)	0.85%	(e)
Supplemental data
Net assets, end of period (in millions)	$2		$2
Portfolio turnover rate	14%	(d)	19%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

50

EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y

	Six Months Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$20.63		$25.00
Net investment income (b)	0.10		0.13
Net realized and unrealized gain (loss) on investments	1.00		(4.26)
Total from investment operations	1.10		(4.13)
Distributions from:
Net investment income	—		(0.24)
Net asset value, end of period	$21.73		$20.63
Total return (c)	5.33%	(d)	(16.51)%	(d)

Ratios to average net assets
Gross expenses	4.00%	(e)	4.55%	(e)
Net expenses	0.95%	(e)	0.98%	(e)
Net expenses excluding interest	0.95%	(e)	0.95%	(e)
Net investment income	0.89%	(e)	0.75%	(e)
Supplemental data
Net assets, end of period (in millions)	$2		$2
Portfolio turnover rate	14%	(d)	19%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

51

EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z

	Six Months Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$20.62		$25.00
Net investment income (b)	0.12		0.17
Net realized and unrealized gain (loss) on investments	1.01		(4.28)
Total from investment operations	1.13		(4.11)
Distributions from:
Net investment income	—		(0.27)
Net asset value, end of period	$21.75		$20.62
Total return (c)	5.48%	(d)	(16.41)%	(d)

Ratios to average net assets
Gross expenses	5.04%	(e)	5.92%	(e)
Net expenses	0.75%	(e)	0.78%	(e)
Net expenses excluding interest	0.75%	(e)	0.75%	(e)
Net investment income	1.09%	(e)	0.95%	(e)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate	14%	(d)	19%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

52

ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a) (a)
	(unaudited)
Net asset value, beginning of period	$18.08		$24.24	$25.00
Net investment income (loss) (b)	0.14		0.04	(0.09)
Net realized and unrealized gain (loss) on investments	1.05		(5.95)	(0.67)
Total from investment operations	1.19		(5.91)	(0.76)
Distributions from:
Net investment income	—		(0.25)	—
Net realized capital gains	—		— (c)	—
Total distributions	—		(0.25)	—
Net asset value, end of period	$19.27		$18.08	$24.24
Total return (d)	6.58%	(e)	(24.42)%	(3.04)%	(e)

Ratios to average net assets
Gross expenses	7.60%	(f)	5.79%	6.68%	(f)
Net expenses	1.25%	(f)	1.25%	1.26%	(f)
Net expenses excluding interest	1.25%	(f)	1.25%	1.25%	(f)
Net investment income (loss)	1.48%	(f)	0.20%	(0.76)%	(f)
Supplemental data
Net assets, end of period (in millions)	$1		$1	$1
Portfolio turnover rate	7%	(e)	14%	—%	(e)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

53

ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$18.10		$24.28	$25.00
Net investment income (loss) (b)	0.17		0.10	(0.05)
Net realized and unrealized gain (loss) on investments	1.05		(5.97)	(0.67)
Total from investment operations	1.22		(5.87)	(0.72)
Distributions from:
Net investment income	—		(0.31)	—
Net realized capital gains	—		— (c)	—
Total distributions	—		(0.31)	—
Net asset value, end of period	$19.32		$18.10	$24.28
Total return (d)	6.74%	(e)	(24.23)%	(2.88)%	(e)

Ratios to average net assets
Gross expenses	5.28%	(f)	4.29%	5.45%	(f)
Net expenses	0.95%	(f)	0.95%	0.96%	(f)
Net expenses excluding interest	0.95%	(f)	0.95%	0.95%	(f)
Net investment income (loss)	1.79%	(f)	0.50%	(0.46)%	(f)
Supplemental data
Net assets, end of period (in millions)	$2		$2	$2
Portfolio turnover rate	7%	(e)	14%	—%	(e)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

54

ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$18.09		$24.27	$25.00
Net investment income (loss) (b)	0.16		0.08	(0.07)
Net realized and unrealized gain (loss) on investments	1.05		(5.97)	(0.66)
Total from investment operations	1.21		(5.89)	(0.73)
Distributions from:
Net investment income	—		(0.29)	—
Net realized capital gains	—		— (c)	—
Total distributions	—		(0.29)	—
Net asset value, end of period	$19.30		$18.09	$24.27
Total return (d)	6.69%	(e)	(24.30)%	(2.92)%	(e)

Ratios to average net assets
Gross expenses	5.53%	(f)	4.42%	5.45%	(f)
Net expenses	1.05%	(f)	1.05%	1.06%	(f)
Net expenses excluding interest	1.05%	(f)	1.05%	1.05%	(f)
Net investment income (loss)	1.68%	(f)	0.40%	(0.56)%	(f)
Supplemental data
Net assets, end of period (in millions)	$2		$1	$2
Portfolio turnover rate	7%	(e)	14%	—%	(e)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

55

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$41.22		$39.21	$33.51	$28.39	$25.66	$36.32
Net investment income (loss) (a)	0.45		0.89	0.50	0.13	0.17	(0.05)
Net realized and unrealized gain (loss) on investments	(2.72)		2.16	5.73	5.17	2.81	(10.61)
Total from investment operations	(2.27)		3.05	6.23	5.30	2.98	(10.66)
Distributions from:
Net investment income	—		(1.04)	(0.53)	(0.18)	(0.25)	—
Net asset value, end of period	$38.95		$41.22	$39.21	$33.51	$28.39	$25.66
Total return (b)	(5.51)%	(c)	7.74%	18.61%	18.68%	11.64%	(29.35)%

Ratios to average net assets
Gross expenses	1.49%	(d)	1.47%	1.48%	1.62%	1.60%	1.59%
Net expenses	1.38%	(d)	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	2.29%	(d)	2.08%	1.29%	0.53%	0.63%	(0.15)%
Supplemental data
Net assets, end of period (in millions)	$120		$140	$152	$106	$118	$194
Portfolio turnover rate	21%	(c)(e)	34%	28%	37%	33%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

56

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$34.81		$33.28	$28.57	$24.27	$21.93	$31.28
Net investment income (loss) (a)	0.25		0.46	0.15	(0.06)	(0.05)	(0.29)
Net realized and unrealized gain (loss) on investments	(2.30)		1.84	4.90	4.36	2.39	(9.06)
Total from investment operations	(2.05)		2.30	5.05	4.30	2.34	(9.35)
Distributions from:
Net investment income	—		(0.77)	(0.34)	—	—	—
Net asset value, end of period	$32.76		$34.81	$33.28	$28.57	$24.27	$21.93
Total return (b)	(5.89)%	(c)	6.88%	17.67%	17.72%	10.67%	(29.89)%

Ratios to average net assets
Gross expenses	2.47%	(d)	2.39%	2.52%	2.65%	2.44%	2.32%
Net expenses	2.20%	(d)	2.20%	2.20%	2.20%	2.20%	2.20%
Net investment income (loss)	1.47%	(d)	1.28%	0.45%	(0.27)%	(0.19)%	(0.98)%
Supplemental data
Net assets, end of period (in millions)	$11		$13	$14	$11	$13	$24
Portfolio turnover rate	21%	(c)(e)	34%	28%	37%	33%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

57

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$43.33		$41.17	$35.15	$29.74	$26.94	$38.10
Net investment income (a)	0.58		1.17	0.67	0.26	0.30	0.10
Net realized and unrealized gain (loss) on investments	(2.87)		2.23	6.04	5.45	2.94	(11.17)
Total from investment operations	(2.29)		3.40	6.71	5.71	3.24	(11.07)
Distributions from:
Net investment income	—		(1.24)	(0.69)	(0.30)	(0.44)	(0.08)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(1.24)	(0.69)	(0.30)	(0.44)	(0.09)
Net asset value, end of period	$41.04		$43.33	$41.17	$35.15	$29.74	$26.94
Total return (b)	(5.29)%	(c)	8.19%	19.12%	19.23%	12.06%	(29.04)%

Ratios to average net assets
Gross expenses	1.11%	(d)	1.10%	1.11%	1.14%	1.09%	1.06%
Net expenses	0.95%	(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.76%	(d)	2.60%	1.66%	0.98%	1.05%	0.29%
Supplemental data
Net assets, end of period (in millions)	$417		$503	$386	$358	$460	$945
Portfolio turnover rate	21%	(c)(e)	34%	28%	37%	33%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

58

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$42.06		$40.00	$34.17	$28.93	$26.19	$37.01
Net investment income (a)	0.52		1.05	0.62	0.20	0.24	0.04
Net realized and unrealized gain (loss) on investments	(2.78)		2.17	5.83	5.29	2.87	(10.84)
Total from investment operations	(2.26)		3.22	6.45	5.49	3.11	(10.80)
Distributions from:
Net investment income	—		(1.16)	(0.62)	(0.25)	(0.37)	(0.02)
Return of capital	—		—	—	—	—	— (b)
Total distributions	—		(1.16)	(0.62)	(0.25)	(0.37)	(0.02)
Net asset value, end of period	$39.80		$42.06	$40.00	$34.17	$28.93	$26.19
Total return (c)	(5.37)%	(d)	7.99%	18.92%	18.99%	11.88%	(29.17)%

Ratios to average net assets
Gross expenses	1.15%	(e)	1.14%	1.18%	1.29%	1.24%	1.20%
Net expenses	1.13%	(e)	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income	2.56%	(e)	2.41%	1.56%	0.76%	0.85%	0.11%
Supplemental data
Net assets, end of period (in millions)	$243		$302	$231	$122	$115	$167
Portfolio turnover rate	21%	(d)(f)	34%	28%	37%	33%	16%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

59

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$8.89		$10.32	$12.82	$10.16	$7.65	$9.38
Net investment income (loss) (a)	—	(b)	0.03	— (b)	(0.06)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.44		(1.46)	(1.84)	4.22	2.94	(1.47)
Total from investment operations	0.44		(1.43)	(1.84)	4.16	2.88	(1.51)
Distributions from:
Net investment income	—		—	(0.66)	(1.50)	(0.37)	(0.22)
Net asset value, end of period	$9.33		$8.89	$10.32	$12.82	$10.16	$7.65
Total return (c)	4.95%	(d)	(13.86)%	(14.22)%	41.39%	38.03%	(15.99)%

Ratios to average net assets
Gross expenses	1.43%	(e)	1.42% (f)	1.34% (f)	1.34%	1.49%	1.47%
Net expenses	1.43%	(e)	1.42% (f)	1.34% (f)	1.34%	1.45%	1.45%
Net investment income (loss)	0.01%	(e)	0.28% (f)	—% (f)	(0.45)%	(0.63)%	(0.51)%
Supplemental data
Net assets, end of period (in millions)	$257		$243	$302	$378	$277	$200
Portfolio turnover rate	9%	(d)	39%	23%	32%	21%	35%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

60

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$7.30		$8.54	$10.83	$8.77	$6.64	$8.25
Net investment loss (a)	(0.03)		(0.04)	(0.08)	(0.13)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	0.37		(1.20)	(1.55)	3.62	2.55	(1.30)
Total from investment operations	0.34		(1.24)	(1.63)	3.49	2.44	(1.39)
Distributions from:
Net investment income	—		—	(0.66)	(1.43)	(0.31)	(0.22)
Net asset value, end of period	$7.64		$7.30	$8.54	$10.83	$8.77	$6.64
Total return (b)	4.66%	(c)	(14.52)%	(14.89)%	40.31%	37.12%	(16.73)%

Ratios to average net assets
Gross expenses	2.24%	(d)	2.21% (e)	2.13% (e)	2.12%	2.31%	2.27%
Net expenses	2.20%	(d)	2.20% (e)	2.13% (e)	2.12%	2.20%	2.20%
Net investment loss	(0.76)%	(d)	(0.51)% (e)	(0.79)% (e)	(1.21)%	(1.36)%	(1.25)%
Supplemental data
Net assets, end of period (in millions)	$35		$36	$49	$63	$38	$32
Portfolio turnover rate	9%	(c)	39%	23%	32%	21%	35%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

61

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$12.30		$14.22	$17.31	$13.32	$9.93	$12.05
Net investment income (loss) (a)	0.03		0.09	0.05	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.62		(2.01)	(2.48)	5.55	3.82	(1.89)
Total from investment operations	0.65		(1.92)	(2.43)	5.53	3.80	(1.90)
Distributions from:
Net investment income	—		—	(0.66)	(1.54)	(0.41)	(0.22)
Net asset value, end of period	$12.95		$12.30	$14.22	$17.31	$13.32	$9.93
Total return (b)	5.28%	(c)	(13.50)%	(13.94)%	41.88%	38.61%	(15.69)%

Ratios to average net assets
Gross expenses	1.13%	(d)	1.09% (e)	1.03% (e)	1.02%	1.09%	1.06%
Net expenses	1.00%	(d)	1.00% (e)	1.00% (e)	1.00%	1.00%	1.00%
Net investment income (loss)	0.45%	(d)	0.70% (e)	0.34% (e)	(0.12)%	(0.16)%	(0.06)%
Supplemental data
Net assets, end of period (in millions)	$159		$156	$203	$244	$236	$244
Portfolio turnover rate	9%	(c)	39%	23%	32%	21%	35%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

62

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$9.19		$10.64	$13.15	$10.40	$7.82	$9.55
Net investment income (loss) (a)	0.02		0.06	0.03	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.46		(1.51)	(1.88)	4.31	3.01	(1.50)
Total from investment operations	0.48		(1.45)	(1.85)	4.29	2.98	(1.51)
Distributions from:
Net investment income	—		—	(0.66)	(1.54)	(0.40)	(0.22)
Net asset value, end of period	$9.67		$9.19	$10.64	$13.15	$10.40	$7.82
Total return (b)	5.22%	(c)	(13.63)%	(13.94)%	41.68%	38.52%	(15.71)%

Ratios to average net assets
Gross expenses	1.14%	(d)	1.11% (e)	1.06% (e)	1.05%	1.17%	1.18%
Net expenses	1.10%	(d)	1.10% (e)	1.06% (e)	1.05%	1.10%	1.10%
Net investment income (loss)	0.35%	(d)	0.59% (e)	0.29% (e)	(0.12)%	(0.29)%	(0.17)%
Supplemental data
Net assets, end of period (in millions)	$266		$241	$306	$375	$176	$106
Portfolio turnover rate	9%	(c)	39%	23%	32%	21%	35%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

63

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$26.02		$33.51	$30.70	$29.13	$23.94	$26.63
Net investment income (a)	0.12		0.31	0.40	0.47	0.49	0.49
Net realized and unrealized gain (loss) on investments	5.80		(4.82)	6.92	3.63	7.86	(0.91)
Total from investment operations	5.92		(4.51)	7.32	4.10	8.35	(0.42)
Distributions from:
Net investment income	—		(0.30)	(0.38)	(0.48)	(0.46)	(0.48)
Net realized capital gains	—		(2.68)	(4.13)	(2.05)	(2.70)	(1.79)
Total distributions	—		(2.98)	(4.51)	(2.53)	(3.16)	(2.27)
Net asset value, end of period	$31.94		$26.02	$33.51	$30.70	$29.13	$23.94
Total return (b)	22.75%	(c)	(13.63)%	24.04%	14.18%	34.80%	(1.30)%

Ratios to average net assets
Gross expenses	2.66%	(d)	2.04%	2.26%	4.28%	5.21%	3.42%
Net expenses	0.60%	(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net expenses excluding interest	0.59%	(d)	0.59%	N/A	N/A	N/A	N/A
Net investment income	0.82%	(d)	1.03%	1.13%	1.65%	1.72%	1.79%
Supplemental data
Net assets, end of period (in millions)	$2		$2	$4	$3	$1	$1
Portfolio turnover rate	41%	(c)	72%	59%	64%	108%	76%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

64

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
			Year Ended December 31,
	Six Months Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$25.63		$33.04	$30.32	$28.76	$23.95	$26.63
Net investment income (a)	0.13		0.34	0.44	0.49	0.52	0.50
Net realized and unrealized gain (loss) on investments	5.71		(4.75)	6.82	3.59	7.89	(0.90)
Total from investment operations	5.84		(4.41)	7.26	4.08	8.41	(0.40)
Distributions from:
Net investment income	—		(0.32)	(0.41)	(0.47)	(0.90)	(0.49)
Net realized capital gains	—		(2.68)	(4.13)	(2.05)	(2.70)	(1.79)
Total distributions	—		(3.00)	(4.54)	(2.52)	(3.60)	(2.28)
Net asset value, end of period	$31.47		$25.63	$33.04	$30.32	$28.76	$23.95
Total return (b)	22.79%	(c)	(13.52)%	24.15%	14.31%	35.02%	(1.22)%

Ratios to average net assets
Gross expenses	1.38%	(d)	1.28%	1.59%	2.48%	3.02%	2.16%
Net expenses	0.50%	(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net expenses excluding interest	0.49%	(d)	0.49%	N/A	N/A	N/A	N/A
Net investment income	0.92%	(d)	1.14%	1.23%	1.74%	1.83%	1.90%
Supplemental data
Net assets, end of period (in millions)	$16		$13	$15	$10	$8	$5
Portfolio turnover rate	41%	(c)	72%	59%	64%	108%	76%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

65

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Bond Fund	Non-Diversified
Emerging Markets Fund	Diversified
Emerging Markets Leaders Fund	Non-Diversified
Environmental Sustainability Fund	Non-Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Bond Fund seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Emerging Markets Fund and Emerging Markets Leaders Fund seek long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Environmental Sustainability Fund seeks long-term capital appreciation by investing primarily in equity securities of companies operating in environmental sustainability markets. The Global Resources Fund seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

66

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Board of Trustees (“Trustees”) has designated Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA collectively referred to as the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

67

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary, and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2023, the CM Commodity Index Fund and International Investors Gold Fund held $120,180,824 and $54,657 in their Subsidiaries, representing 21% and 0% of the Funds’ net assets, respectively.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiaries are classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income. Net losses of the CFC cannot be deducted by the Funds in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from Emerging Markets Bond Fund which are declared and paid monthly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2023

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-
68

counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps—The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at June 30, 2023 is reflected in the Fund’s Consolidated Schedule of Investments.

During the period ending in June 30, 2023, the CM Commodity Index Fund held swap contracts for six months with an average monthly notional amount of $572,856,167.

Forward Foreign Currency Contracts—The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the period ending in June 30, 2023, the Emerging Market Bond Fund held forward foreign currency contracts for four months. The average amount purchased and sold (in U.S. dollars) was $145,164 and $269,575, respectively. The Emerging Markets Fund held forward foreign currency contracts for one month during the period, and the average amount sold (in U.S. dollars) was $120,609. The International Investors Gold Fund held forward foreign currency contracts for one month during the period, and the average amount purchased (in U.S. dollars) was $2,947,688. Forward foreign currency contracts held at June 30, 2023 are reflected in the Fund’s Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2023, the following Funds held derivatives (not designated as hedging instruments under GAAP):

	Asset Derivatives
	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Swap contracts[1]	$4,326,297	$—
Emerging Markets Bond Fund
Forward foreign currency contracts[2]	—	496

[1]	Statements of Assets and Liabilities location: Total return swap contracts, at value
[2]	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts
69

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Liabilities Derivatives
Foreign Currency Risk
Emerging Markets Bond Fund
Forward foreign currency contracts[1]	$568

[1]	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the period ended June 30, 2023, was as follows:

	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Realized gain (loss):
Swap contracts[1]	$(38,801,925)	$—
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(768,599)	—
Emerging Markets Bond Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(5,725)
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[4]	—	(72)
Emerging Markets Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	43
International Investors Gold Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(3,726)

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[3]	Statements of Operations location: Net realized gain (loss) on forward foreign currency contracts
[4]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at June 30, 2023 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2023. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

70

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$4,326,297	$—	$4,326,297	$—	$4,326,297
Emerging Markets Bond Fund
Forward foreign
currency contracts	$496	$(496)	$—	$—	$—
	$(568)	$496	$(72)	$—	$(72)

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Emerging Markets Bond Fund, Emerging Markets Fund, Emerging Markets Leaders Fund, Environmental Sustainability, Global Resources Fund, International Investors Gold Fund, and VanEck Morningstar Wide Moat Fund. VEARA is the investment adviser to the CM Commodity Index Fund and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Bond Fund	0.80% of the first $1.5 billion and 0.75% thereafter
Emerging Markets Fund	0.75%
Emerging Markets Leaders Fund	0.75%
Environmental Sustainability Fund	0.75%
Global Resources Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

The Adviser has agreed, until at least May 1, 2024, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

71

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived/assumed by the Adviser for the period ending in June 30, 2023, are as follows:

Fund	Expense Limitations	Waiver of Management Fees	Expenses Assumed by the Adviser
CM Commodity Index Fund
Class A	0.95%	$56,609	$—
Class I	0.65	270,168	—
Class Y	0.70	374,802	—
Emerging Markets Bond Fund*
Class A	1.20	24,016	3,196
Class I	0.85	36,833	—
Class Y	0.95	29,032	—
Emerging Markets Fund
Class A	1.60	24,775	—
Class C	2.50	6,296	—
Class I	1.00	527,618	—
Class Y	1.10	391,176	—
Class Z	0.90	114,420	—
Emerging Markets Leaders Fund
Class A	1.45	3,275	14,200
Class I	0.85	6,592	21,119
Class Y	0.95	6,585	20,167
Class Z	0.75	3,300	15,571
Environmental Sustainability Fund
Class A	1.25	3,048	22,737
Class I	0.95	6,603	31,501
Class Y	1.05	5,709	28,398
Global Resources Fund
Class A	1.38	72,037	—
Class C	2.20	16,234	—
Class I	0.95	378,831	—
Class Y	1.13	25,318	—
International Investors Gold Fund
Class A	1.45	—	—
Class C	2.20	7,565	—
Class I	1.00	104,380	—
Class Y	1.10	48,594	—
VanEck Morningstar Wide Moat Fund
Class I	0.59	4,770	17,076
Class Z	0.49	33,217	31,921

*	Effective June 16, 2023, Emerging Markets Bond Fund reduced its expense caps from 1.25% to 1.20% for Class A, 0.95% to 0.85% for Class I, and 1.00% to 0.95% for Class Y.

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in expenses in the Statements of Operations.

For the period ended June 30, 2023, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $343,423 in sales loads relating to the sale of shares of the Funds, of which $320,733 was reallowed to broker/dealers and the remaining $22,690 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

72

At June 30, 2023, the Distributor owned approximately 100% of Class A, I, Y, and Z of VanEck Emerging Markets Leaders Fund, 93% of Class A, 86% of Class I and 100% Class Y of VanEck Environmental Sustainability Fund, 91% of Class I and 52% of Class Z of VanEck Morningstar Wide Moat Fund.

Note 4—Investments—For the period ending in June 30, 2023, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Bond Fund	$90,382,112	$(37,611,827)
Emerging Markets Fund	57,747,595	(155,989,549)
Emerging Markets Leaders Fund	725,427	(875,645)
Environmental Sustainability Fund	337,090	(279,205)
Global Resources Fund	185,138,626	(234,109,237)*
International Investors Gold Fund	85,255,129	(64,096,765)
VanEck Morningstar Wide Moat Fund	7,035,043	(6,909,018)

*	Amount excludes an in-kind redemption of $35,102,835.

Note 5—Income Taxes—As of June 30, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$467,124,793	$84,447,615	$(72,738)	$84,374,877
Emerging Markets Bond Fund	68,396,992	1,832,761	(828,034)	1,004,727
Emerging Markets Fund	876,156,103	188,675,128	(198,529,762)	(9,854,634)
Emerging Markets Leaders Fund	5,524,687	474,122	(653,916)	(179,794)
Environmental Sustainability Fund	5,519,834	349,784	(1,309,037)	(959,253)
Global Resources Fund	662,505,935	189,780,933	(48,080,231)	141,700,702
International Investors Gold Fund	553,431,678	282,028,246	(118,224,416)	163,803,830
VanEck Morningstar Wide Moat Fund	17,289,012	2,305,759	(833,819)	1,471,940

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
CM Commodity Index Fund	$(16,232)	$–	$(16,232)
Emerging Markets Bond Fund	(32,974,671)	(1,318,081)	(34,292,752)
Emerging Markets Fund	(100,061,455)	(108,767,852)	(208,829,307)
Emerging Markets Leaders Fund	(338,156)	–	(338,156)
Environmental Sustainability Fund	(78,484)	(86,897)	(165,381)
Global Resources Fund	(126,298,281)	(882,604,137)	(1,008,902,418)
International Investors Gold Fund	(116,438,977)	(246,622,799)	(363,061,776)

Additionally, Global Resources Fund utilized $55,936,190 of its capital loss carryover available from prior years.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year.

73

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

For the period ended June 30, 2023, Emerging Market Bond Fund’s net realized losses from foreign currency translations were $93,193.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ending in June 30, 2023, the Funds did not incur any interest or penalties.

Note 6—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss. As a result of events involving Russia, the United States and European Union, have in the past, and may in the future, impose sanctions on certain Russian individuals and companies, which may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

The Environmental Sustainability Fund concentrates its investments in companies that promote positive environmental policies, which may not perform as well as companies that do not pursue such goals. They may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. Investments in them may be volatile.

74

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.

In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Bond Fund
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
Class A:
Shares sold	2,843,787	4,510,600	505,830	102,514
Shares reinvested	N/A	850,526	27,072	59,131
Shares redeemed	(1,563,561)	(6,639,181)	(61,135)	(199,923)
Net increase (decrease)	1,280,226	(1,278,055)	471,767	(38,278)
Class I:
Shares sold	8,081,905	18,038,213	4,752,930	34,142
Shares reinvested	N/A	4,853,419	88,933	49,145
Shares redeemed	(9,835,976)	(30,813,180)	(171,903)	(575,360)
Net increase (decrease)	(1,754,071)	(7,921,548)	4,669,960	(492,073)
Class Y:
Shares sold	16,094,256	42,910,201	6,501,868	56,930
Shares reinvested	N/A	13,369,251	94,995	35,991
Shares redeemed	(11,459,381)	(52,204,850)	(275,431)	(245,107)
Net increase (decrease)	4,634,875	4,074,602	6,321,432	(152,186)
75

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Emerging Markets Fund		Emerging Markets Leaders Fund
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Period Ended December 31, 2022
Class A:
Shares sold	707,877	2,359,073	N/A	40,000
Shares reinvested	N/A	161,358	N/A	291
Shares redeemed	(480,168)	(5,213,246)	N/A	N/A
Net increase (decrease)	227,709	(2,692,815)	N/A	40,291
Class C:
Shares sold	35,162	99,247	N/A	N/A
Shares reinvested	N/A	32,364	N/A	N/A
Shares redeemed	(191,549)	(690,783)	N/A	N/A
Net decrease	(156,387)	(559,172)	N/A	N/A
Class I:
Shares sold	946,479	5,063,622	N/A	80,000
Shares reinvested	N/A	1,076,940	N/A	1,007
Shares redeemed	(4,614,572)	(26,086,189)	N/A	N/A
Net increase (decrease)	(3,668,093)	(19,945,627)	N/A	81,007
Class Y:
Shares sold	4,109,112	18,584,481	N/A	80,000
Shares reinvested	N/A	1,015,855	N/A	936
Shares redeemed	(8,299,838)	(50,867,718)	N/A	N/A
Net increase (decrease)	(4,190,726)	(31,267,382)	N/A	80,936
Class Z:
Shares sold	573,828	3,810,153	N/A	40,000
Shares reinvested	N/A	65,175	N/A	539
Shares redeemed	(630,912)	(1,755,844)	N/A	N/A
Net increase (decrease)	(57,084)	2,119,484	N/A	40,539

	Environmental Sustainability Fund		Global Resources Fund
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
Class A:
Shares sold	21	4,017	140,379	797,985
Shares reinvested	N/A	572	N/A	71,837
Shares redeemed	N/A	(1,886)	(454,936)	(1,357,182)
Net increase (decrease)	21	2,703	(314,557)	(487,360)
Class C:
Shares sold	N/A	N/A	8,890	111,858
Shares reinvested	N/A	N/A	N/A	7,078
Shares redeemed	N/A	N/A	(60,529)	(151,880)
Net decrease	N/A	N/A	(51,639)	(32,944)
Class I:
Shares sold	1,803	3,462	1,422,284	4,414,516
Shares reinvested	N/A	1,508	N/A	187,646
Shares redeemed	(792)	(278)	(2,880,157)	(2,369,457)
Net increase (decrease)	1,011	4,692	(1,457,873)	2,232,705
Class Y:
Shares sold	N/A	1,056	848,145	3,678,908
Shares reinvested	N/A	1,255	N/A	150,475
Shares redeemed	(372)	(438)	(1,926,957)	(2,420,085)
Net increase (decrease)	(372)	1,873	(1,078,812)	1,409,298
76

	International Investors Gold Fund		VanEck Morningstar Wide Moat Fund
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
Class A:
Shares sold	3,396,910	5,344,934	N/A	N/A
Shares redeemed	(3,229,432)	(7,254,119)	N/A	N/A
Net increase (decrease)	167,478	(1,909,185)	N/A	N/A
Class C:
Shares sold	228,840	721,667	N/A	N/A
Shares redeemed	(519,584)	(1,581,591)	N/A	N/A
Net decrease	(290,744)	(859,924)	N/A	N/A
Class I:
Shares sold	906,766	5,262,895	N/A	102
Shares reinvested	N/A	N/A	N/A	12,004
Shares redeemed	(1,304,200)	(6,876,123)	N/A	(50,212)
Net decrease	(397,434)	(1,613,228)	N/A	(38,106)
Class Y:
Shares sold	4,713,855	12,831,492	N/A	N/A
Shares redeemed	(3,470,980)	(15,337,967)	N/A	N/A
Net increase (decrease)	1,242,875	(2,506,475)	N/A	N/A
Class Z:
Shares sold	N/A	N/A	34,065	56,010
Shares reinvested	N/A	N/A	N/A	53,377
Shares redeemed	N/A	N/A	(29,930)	(32,334)
Net increase	N/A	N/A	4,135	77,053

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2023, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
CM Commodity Index Fund	$41,803,383	$6,024	$42,650,407	$42,656,431
Emerging Markets Fund	8,260,996	4,435,916	4,226,352	8,662,268
77

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Environmental Sustainability Fund	520,870	320,593	213,051	533,644
Global Resources Fund	78,969,687	14,618,467	66,312,072	80,930,539
International Investors Gold Fund	9,296,987	134,915	9,311,218	9,446,133

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2023:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Government Obligations	Equity Securities
CM Commodity Index Fund	$6,024	$–
Emerging Markets Fund	–	4,435,916
Environmental Sustainability Fund	–	320,593
Global Resources Fund	–	14,618,467
International Investors Gold Fund	–	134,915

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ending in June 30, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond Fund	3	$79,670	5.68%
Emerging Markets Fund	47	7,103,941	6.06
Global Resources Fund	4	966,257	6.43
VanEck Morningstar Wide Moat Fund	2	292,266	5.68

Outstanding loan balances as of June 30, 2023, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

78

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2023 (unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS BOND FUND
EMERGING MARKETS FUND
EMERGING MARKETS LEADERS FUND
ENVIRONMENTAL SUSTAINABILITY FUND
GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
VANECK MORNINGSTAR WIDE MOAT FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2023, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund, except the CM Commodity Index Fund, and its investment adviser, Van Eck Associates Corporation and the CM Commodity Index Fund, and its investment adviser, Van Eck Absolute Return Advisers Corporation (Van Eck Associates Corporation and Van Eck Absolute Return Advisers Corporation, along with their affiliated companies, are referred to herein collectively as the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 2, 2023 and June 23, 2023, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;
79

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2023 (unaudited) (continued)

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2022 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products, except with respect to the CM Commodity Index Fund, the Emerging Markets Leaders Fund, and the Environmental Sustainability Fund, for which there are no Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation, except with respect to the CM Commodity Index Fund and the VanEck Morningstar Wide Moat Fund, which are quantitatively-based index strategies;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

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Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2022, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2022. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

CM Commodity Index Fund. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five-, and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board considered that it had approved an amendment to the Fund’s Advisory Agreement to reduce the Fund’s management fee on December 29, 2022. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rate for the Fund’s Morningstar Category, both before and after the fee reduction, and the same as the median advisory fee rate for the Fund’s Peer Group prior to the fee reduction, and lower than the median advisory fee rate for the Fund’s Peer Group after the fee reduction. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements was lower than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

81

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2023 (unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Bond Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed the median of its Peer Group for the one-, three-, five-, and ten-year periods. The Board also noted that the Class Y shares of the Fund had outperformed the median of its Morningstar Category for the one-, three-, and five-year periods and underperformed the median of its Morningstar Category for the ten-year period. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one-, three-, five-, and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had the same performance as the median of its Peer Group for the one- and ten-year periods and underperformed the median of its Peer Group for the three- and five-year periods. The Board also noted that the Class Y shares of the Fund had underperformed the Morningstar Category median for the one-, three-, five-, and ten-year periods. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five-, and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of its Morningstar Category and lower than the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Leaders Fund. The advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2022. The Board noted that the Fund has not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report. The Board considered the Fund’s performance for the periods since the Fund’s inception and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

82

In considering the Fund’s advisory fee, the Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Peer Group and Morningstar Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Environmental Sustainability Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed the median of its Morningstar Category for the one-year period and underperformed the median of its Peer Group for the one-year period. The Board also noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services was the same as the median advisory fee rate of the Fund’s Peer Group and lower than the median of the fee rate of the Fund’s Morningstar Category. The Board noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median of the Fund’s Morningstar Category and higher than the median of the Fund’s Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group median for the one-, three-, five-, and ten-year periods. The Board noted that the Class Y shares of the Fund had underperformed its Morningstar Category median for the one-, five-, and ten-year periods and outperformed its Morningstar Category median for the three-year period. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Class Y shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, five-, and ten-year periods and outperformed both indices for the three-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

The Board considered the extent to which the Adviser currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Adviser’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

83

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2023 (unaudited) (continued)

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Morningstar Category median and Peer Group median for the one- and five-year periods and outperformed its Morningstar Category median and Peer Group median for the three- and ten-year periods. The Board also noted that the Class Y shares of the Fund had underperformed its benchmark index for the one- and five-year periods and had outperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Peer Group and higher than the median advisory fee rate of its Morningstar Category. The Board noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratio of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Morningstar Wide Moat Fund. The Board noted that the Fund seeks to track, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had outperformed the medians of its Morningstar Category and Peer Group for the one- and five-year periods and underperformed its Morningstar Category and Peer Group medians for the three-year period. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one-, three- and five-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2024 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale

84

through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

85

VANECK FUNDS

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2022 to December 31, 2022 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report noted the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

86

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck Funds (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VEFUNDSSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 6, 2023

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 6, 2023